united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-23944

New Age Alpha Variable Funds Trust

(Exact name of registrant as specified in charter)

555 Theodore Fremd Avenue, Suite A-101, Rye, New York	10580
(Address of principal executive offices)	(Zip code)

Cogency Global Inc.

850 New Burton Road, Suite 201, Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-922-2699

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA All Cap Value Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$46	0.91%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$85,596,825
  Number of Portfolio Holdings203
  Advisory Fee (net of waivers)$157,409
  Portfolio Turnover70%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
19.2%
Financials
15.9%
Health Care
13.3%
Industrials
9.4%
Consumer Discretionary
8.0%
Consumer Staples
7.3%
Energy
5.5%
Real Estate
5.3%
Utilities
5.1%
Materials
4.3%
Communications
4.1%
Equity
2.0%
Information Technology
0.1%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Information Technology	0.1%
Equity	2.0%
Communications	4.1%
Materials	4.3%
Utilities	5.1%
Real Estate	5.3%
Energy	5.5%
Consumer Staples	7.3%
Consumer Discretionary	8.0%
Industrials	9.4%
Health Care	13.3%
Financials	15.9%
Technology	19.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.7%
Apple, Inc.	5.3%
Amazon.com, Inc.	2.8%
Exxon Mobil Corporation	1.5%
Berkshire Hathaway, Inc. - Class B	1.5%
Procter & Gamble Co.	1.2%
Johnson & Johnson	1.2%
JPMorgan Chase & Company	1.1%
Bank of America Corporation	1.0%
iShares S&P Mid-Cap 400 Value ETF	1.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA All Cap Value Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-ACVS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA Large Cap Value Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$42	0.83%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$192,161,384
  Number of Portfolio Holdings102
  Advisory Fee (net of waivers)$336,377
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 22.3%
Health Care 15.0%
Financials 14.4%
Consumer Discretionary 8.0%
Consumer Staples 7.8%
Industrials 7.7%
Energy 5.8%
Utilities 5.3%
Communications 4.5%
Materials 3.4%
Real Estate 3.1%
Equity 2.0%
Other Assets in Excess of Liabilities 0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity	2.0%
Real Estate	3.1%
Materials	3.4%
Communications	4.5%
Utilities	5.3%
Energy	5.8%
Industrials	7.7%
Consumer Staples	7.8%
Consumer Discretionary	8.0%
Financials	14.4%
Health Care	15.0%
Technology	22.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	7.1%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.5%
Exxon Mobil Corporation	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%
Procter & Gamble Co.	1.5%
Johnson & Johnson	1.5%
JPMorgan Chase & Company	1.4%
Bank of America Corporation	1.2%
UnitedHealth Group, Inc.	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA Large Cap Value Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-LCVS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA Large Core Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$46	0.91%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$251,565,163
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$540,010
  Portfolio Turnover51%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 35.2%
Financials 10.2%
Communications 10.0%
Consumer Discretionary 9.6%
Health Care 9.2%
Industrials 8.2%
Consumer Staples 5.0%
Energy 2.7%
Utilities 2.6%
Real Estate 2.4%
Materials 2.2%
Equity 2.0%
Other Assets in Excess of Liabilities 0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Equity	2.0%
Materials	2.2%
Real Estate	2.4%
Utilities	2.6%
Energy	2.7%
Consumer Staples	5.0%
Industrials	8.2%
Health Care	9.2%
Consumer Discretionary	9.6%
Communications	10.0%
Financials	10.2%
Technology	35.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Microsoft Corporation	6.9%
Apple, Inc.	5.5%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.8%
Broadcom, Inc.	2.3%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.6%
JPMorgan Chase & Company	1.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA Large Core Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-LCS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA Large Growth Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$48	0.94%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$58,827,414
  Number of Portfolio Holdings78
  Advisory Fee (net of waivers)$83,950
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
45.3%
Communications
16.3%
Consumer Discretionary
10.0%
Health Care
6.4%
Consumer Staples
5.5%
Industrials
4.9%
Financials
4.5%
Equity
2.0%
Real Estate
1.2%
Utilities
0.9%
Energy
0.7%
Materials
0.5%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Materials	0.5%
Energy	0.7%
Utilities	0.9%
Real Estate	1.2%
Equity	2.0%
Financials	4.5%
Industrials	4.9%
Consumer Staples	5.5%
Health Care	6.4%
Consumer Discretionary	10.0%
Communications	16.3%
Technology	45.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.4%
Microsoft Corporation	8.8%
Apple, Inc.	7.6%
Meta Platforms, Inc. - Class A	5.6%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.0%
Tesla, Inc.	3.0%
Visa, Inc. - Class A	2.2%
Netflix, Inc.	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA Large Growth Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-LGS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA Mid Growth Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$48	0.97%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$169,992,301
  Number of Portfolio Holdings127
  Advisory Fee (net of waivers)$400,784
  Portfolio Turnover56%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
22.3%
Technology
19.7%
Financials
14.5%
Consumer Discretionary
10.6%
Health Care
8.9%
Materials
6.9%
Consumer Staples
4.9%
Energy
3.5%
Real Estate
3.5%
Equity
2.0%
Communications
2.0%
Utilities
0.9%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	0.9%
Communications	2.0%
Equity	2.0%
Real Estate	3.5%
Energy	3.5%
Consumer Staples	4.9%
Materials	6.9%
Health Care	8.9%
Consumer Discretionary	10.6%
Financials	14.5%
Technology	19.7%
Industrials	22.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.6%
Comfort Systems USA, Inc.	1.5%
Equitable Holdings, Inc.	1.5%
Curtiss-Wright Corporation	1.5%
Interactive Brokers Group, Inc. - Class A	1.5%
Ecolab, Inc.	1.5%
Colgate-Palmolive Company	1.5%
Simon Property Group, Inc.	1.5%
RB Global, Inc.	1.5%
DocuSign, Inc.	1.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA Mid Growth Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MGS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA Small Cap Value Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$54	1.14%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$47,342,448
  Number of Portfolio Holdings127
  Advisory Fee (net of waivers)$128,079
  Portfolio Turnover68%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Exchange-Traded Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 22.3%
Consumer Discretionary 17.0%
Industrials 15.0%
Technology 10.3%
Materials 7.6%
Real Estate 7.2%
Health Care 6.5%
Consumer Staples 3.0%
Equity 2.9%
Energy 2.9%
Communications 2.4%
Utilities 1.8%
Other Assets in Excess of Liabilities 1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Utilities	1.8%
Communications	2.4%
Energy	2.9%
Equity	2.9%
Consumer Staples	3.0%
Health Care	6.5%
Real Estate	7.2%
Materials	7.6%
Technology	10.3%
Industrials	15.0%
Consumer Discretionary	17.0%
Financials	22.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comerica, Inc.	2.4%
Qorvo, Inc.	2.4%
Autoliv, Inc.	2.2%
BorgWarner, Inc.	2.2%
Celanese Corporation	1.9%
Air Lease Corporation	1.8%
Lincoln National Corporation	1.7%
GXO Logistics, Inc.	1.7%
Teleflex, Inc.	1.6%
Selective Insurance Group, Inc.	1.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA Small Cap Value Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SCVS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA Small Growth Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$54	1.07%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$25,354,334
  Number of Portfolio Holdings128
  Advisory Fee (net of waivers)$15,013
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
20.5%
Technology
14.9%
Consumer Discretionary
13.0%
Financials
12.8%
Health Care
12.0%
Real Estate
7.7%
Materials
7.7%
Energy
3.9%
Consumer Staples
2.5%
Equity
2.0%
Communications
1.5%
Utilities
1.0%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Utilities	1.0%
Communications	1.5%
Equity	2.0%
Consumer Staples	2.5%
Energy	3.9%
Materials	7.7%
Real Estate	7.7%
Health Care	12.0%
Financials	12.8%
Consumer Discretionary	13.0%
Technology	14.9%
Industrials	20.5%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dynatrace, Inc.	3.0%
Carpenter Technology Corporation	2.5%
ATI, Inc.	2.3%
HealthEquity, Inc.	1.8%
SPX Technologies, Inc.	1.5%
AeroVironment, Inc.	1.5%
CommVault Systems, Inc.	1.5%
Masimo Corporation	1.5%
Brinker International, Inc.	1.4%
ExlService Holdings, Inc.	1.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA Small Growth Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SGS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA SMid-Cap Value Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$47	0.94%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$133,317,636
  Number of Portfolio Holdings122
  Advisory Fee (net of waivers)$301,851
  Portfolio Turnover61%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
18.7%
Industrials
14.6%
Real Estate
11.4%
Materials
9.0%
Consumer Discretionary
8.9%
Health Care
7.7%
Utilities
6.7%
Technology
6.1%
Consumer Staples
5.5%
Energy
5.4%
Communications
3.3%
Equity
2.0%
Information Technology
0.3%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Information Technology	0.3%
Equity	2.0%
Communications	3.3%
Energy	5.4%
Consumer Staples	5.5%
Technology	6.1%
Utilities	6.7%
Health Care	7.7%
Consumer Discretionary	8.9%
Materials	9.0%
Real Estate	11.4%
Industrials	14.6%
Financials	18.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First Horizon Corporation	1.6%
Alcoa Corporation	1.5%
Ecolab, Inc.	1.5%
Unum Group	1.5%
Cardinal Health, Inc.	1.5%
Autoliv, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
NNN REIT, Inc.	1.5%
OGE Energy Corporation	1.5%
Oshkosh Corporation	1.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA SMid-Cap Value Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SMID

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about NAA World Equity Income Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$48	0.93%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$112,310,300
  Number of Portfolio Holdings177
  Advisory Fee (net of waivers)$240,942
  Portfolio Turnover90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
52.4%
Japan
10.5%
United Kingdom
5.7%
Switzerland
5.3%
Germany
4.7%
France
4.6%
Canada
4.5%
Ireland
2.8%
Netherlands
1.7%
Sweden
1.6%
Other Countries
5.5%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	5.5%
Sweden	1.6%
Netherlands	1.7%
Ireland	2.8%
Canada	4.5%
France	4.6%
Germany	4.7%
Switzerland	5.3%
United Kingdom	5.7%
Japan	10.5%
United States	52.4%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	6.6%
JPMorgan Chase & Company	4.4%
Siemens A.G.	2.8%
Exxon Mobil Corporation	2.5%
Walmart, Inc.	2.4%
Home Depot, Inc. (The)	2.1%
HSBC Holdings PLC	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Sony Group Corporation	1.9%
Coca-Cola Company (The)	1.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

NAA World Equity Income Series - VIT

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.NAAFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-WEI

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

NEW AGE ALPHA
VARIABLE FUNDS TRUST

NAA ALL CAP VALUE SERIES

NAA LARGE CAP VALUE SERIES

NAA LARGE CORE SERIES

NAA LARGE GROWTH SERIES

NAA MID GROWTH SERIES

NAA SMALL CAP VALUE SERIES

NAA SMALL GROWTH SERIES

NAA SMID-CAP VALUE SERIES

NAA WORLD EQUITY INCOME SERIES

Semi-Annual Financial Statements and Additional Information

June 30, 2025

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5%
	Communications - 4.0%
23,682	AT&T, Inc.	$685,357
3,720	Maplebear, Inc.(a)	168,293
5,787	Match Group, Inc.(a)	178,760
1,195	Nexstar Media Group, Inc.	206,675
4,641	Omnicom Group, Inc.	333,874
2,865	T-Mobile US, Inc.	682,615
1,801	VeriSign, Inc.(a)	520,129
5,557	Walt Disney Co.	689,123
		3,464,826
	Consumer Discretionary - 8.0%
4,199	Advance Auto Parts, Inc.	195,212
10,869	Amazon.com, Inc.(a)	2,384,550
2,771	Autoliv, Inc.	310,075
3,678	Etsy, Inc.(a)	184,488
60,297	Ford Motor Company	654,222
4,873	Harley-Davidson, Inc.	115,003
2,284	Lear Corporation	216,934
6,277	LKQ Corporation	232,312
4,600	MGM Resorts International(a)	158,194
5,011	Mister Car Wash, Inc.(a)	30,116
10,789	NIKE, Inc., Class B	766,451
756	Penske Automotive Group, Inc.	129,888
1,688	Shoe Carnival, Inc.	31,582
1,309	Sonic Automotive, Inc., Class A	104,628
7,023	Starbucks Corp.	643,517
5,184	TJX Cos., Inc. (The)	640,173
2,180	YETI Holdings, Inc.(a)	68,714
		6,866,059
	Consumer Staples - 7.3%
10,652	Altria Group, Inc.	624,527
2,837	BellRing Brands, Inc.(a)	164,347
9,514	Coca-Cola Co. (The)	673,116
7,142	Colgate-Palmolive Company	649,208
4,249	Dollar Tree, Inc.(a)	420,821

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Consumer Staples - 7.3% (Continued)
2,260	Five Below, Inc.(a)	$296,467
9,454	Grocery Outlet Holding Corporation(a)	117,419
5,880	McCormick & Company, Inc.	445,822
1,218	MGP Ingredients, Inc.	36,503
4,131	Molson Coors Brewing Company, Class B	198,660
9,699	Mondelez International, Inc., Class A	654,100
801	Post Holdings, Inc.(a)	87,333
2,001	PriceSmart, Inc.	210,185
6,428	Procter & Gamble Co.	1,024,108
6,854	Walmart, Inc.	670,184
		6,272,800
	Energy - 5.5%
16,125	Baker Hughes Company	618,232
4,433	Chevron Corporation	634,761
6,922	ConocoPhillips	621,180
11,812	Exxon Mobil Corporation	1,273,335
1,306	First Solar, Inc.(a)	216,195
3,590	Innovex International, Inc.(a)	56,076
14,892	Nov, Inc.(a)	185,108
2,251	Oasis Petroleum, Inc.	218,009
31,057	Patterson-UTI Energy, Inc.	184,168
17,619	Schlumberger Ltd.	595,522
1,554	Weatherford International plc	78,182
		4,680,768
	Financials - 15.9%
3,606	Air Lease Corporation	210,915
1,662	American Financial Group, Inc.	209,761
3,211	Ameris Bancorp	207,752
12,145	Apollo Commercial Real Estate Finance, Inc.	117,564
17,958	Bank of America Corporation	849,772
4,462	Bank OZK	209,982
2,561	Berkshire Hathaway, Inc., Class B(a)	1,244,057
3,300	Capital One Financial Corporation	702,108
2,298	Chubb Ltd.	665,776

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Financials - 15.9% (Continued)
8,336	Citigroup, Inc.	$709,560
4,158	CNO Financial Group, Inc.	160,416
968	Everest Re Group Ltd.	328,975
4,990	EZCORP, Inc., Class A(a)	69,261
15,228	F.N.B. Corporation	222,024
15,653	First Horizon National Corporation	331,844
6,766	Franklin Resources, Inc.	161,369
9,298	Fulton Financial Corporation	167,736
1,029	Goldman Sachs Group, Inc. (The)	728,275
1,505	Hanover Insurance Group, Inc. (The)	255,654
3,274	JPMorgan Chase & Co.	949,164
1,148	Lakeland Financial Corp.	70,545
4,860	Morgan Stanley	684,580
2,887	NBT Bancorp, Inc.	119,955
1,752	OFG Bancorp	74,986
2,058	Raymond James Financial, Inc.	315,635
1,561	Reinsurance Group of America, Inc.	309,640
2,488	Selective Insurance Group, Inc.	215,585
1,210	Stifel Financial Corporation(a)	125,574
1,880	StoneX Group, Inc.(a)	171,343
5,709	T. Rowe Price Group, Inc.	550,919
2,405	Travelers Companies, Inc. (The)	643,434
14,793	U.S. Bancorp	669,383
3,896	Unum Group	314,641
8,802	Wells Fargo & Company	705,216
1,146	Westamerica Bancorporation	55,512
		13,528,913
	Health Care - 13.3%
10,144	AdaptHealth Corp.(a)	95,658
650	Addus HomeCare Corporation(a)	74,874
2,131	AmerisourceBergen Corporation	638,980
2,230	Amgen, Inc.	622,638
5,528	BioMarin Pharmaceutical, Inc.(a)	303,874
3,625	Bio-Techne Corporation	186,506

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Health Care - 13.3% (Continued)
3,797	Cardinal Health, Inc.	$637,896
11,288	Centene Corporation(a)	612,713
1,151	Charles River Laboratories International, Inc.(a)	174,641
9,614	CVS Health Corporation	663,174
5,278	DexCom, Inc.(a)	460,717
1,710	Elevance Health Incorporated	665,122
1,191	Encompass Health Corporation	146,052
6,032	Gilead Sciences, Inc.	668,768
1,549	HCA Healthcare, Inc.	593,422
2,592	Humana, Inc.	633,692
1,488	Incyte Corporation(a)	101,333
3,826	IQVIA Holdings, Inc.(a)	602,939
6,588	Johnson & Johnson	1,006,317
8,265	Merck & Company, Inc.	654,257
7,811	Premier, Inc., Class A	171,295
1,383	Tenet Healthcare Corporation(a)	243,408
2,486	UnitedHealth Group, Inc.	775,558
4,134	Zoetis, Inc.	644,697
		11,378,531
	Industrials - 9.4%
3,035	AAR Corporation(a)	208,778
4,617	ABM Industries, Inc.	217,969
1,945	Alarm.com Holdings, Inc.(a)	110,029
1,417	Albany International Corporation, Class A	99,374
5,431	Avista Corporation	206,106
1,220	Deere & Company	620,358
1,365	FTI Consulting, Inc.(a)	220,448
7,264	Gates Industrial Corp plc(a)	167,290
895	Heidrick & Struggles International, Inc.	40,955
940	ITT, Inc.	147,420
2,710	Jacobs Solutions, Inc.	356,230
6,180	Johnson Controls International PLC	652,731
2,537	L3Harris Technologies, Inc.	636,381
1,841	MSC Industrial Direct Company, Inc., Class A	156,522

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Industrials - 9.4% (Continued)
5,191	NEXTracker, Inc., Class A(a)	$282,235
1,290	Northrop Grumman Corporation	644,974
609	Novanta, Inc.(a)	78,518
2,435	Old Dominion Freight Line, Inc.	395,201
2,683	Oshkosh Corporation	304,628
9,709	Resideo Technologies, Inc.	214,180
2,698	Rollins, Inc.	152,222
1,236	Snap-on, Inc.	384,618
14,176	Southwest Airlines Company	459,869
4,136	Textron, Inc.	332,079
788	UniFirst Corporation	148,317
7,032	WillScot Mobile Mini Holdings Corp.(a)	192,677
5,003	Xylem, Inc.	647,188
		8,077,297
	Information Technology - 0.1%
3,514	Photronics, Inc.(a)	66,169

	Materials - 4.3%
10,754	Alcoa Corporation	317,351
1,295	AptarGroup, Inc.	202,577
4,350	Axalta Coating Systems Ltd.(a)	129,152
2,410	Ecolab, Inc.	649,350
9,520	Element Solutions, Inc.	215,628
15,499	Freeport-McMoRan, Inc.	671,881
5,985	LyondellBasell Industries N.V., Class A	346,292
10,920	Newmont Corporation	636,199
14,435	O-I Glass, Inc.	212,772
2,448	RPM International, Inc.	268,888
7,801	SunCoke Energy, Inc.(a)	67,011
		3,717,101
	Real Estate - 5.3%
2,633	Agree Realty Corporation	192,367
1,795	American Assets Trust, Inc.	35,451
8,160	American Homes 4 Rent, Class A	294,331

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Real Estate - 5.3% (Continued)
3,000	American Tower Corp.	$663,060
6,809	CareTrust REIT, Inc.	208,355
4,395	CubeSmart	186,788
3,593	Digital Realty Trust, Inc.	626,368
3,107	EPR Properties	181,014
3,917	Equity LifeStyle Properties, Inc.	241,561
2,725	Extra Space Storage, Inc.	401,774
4,322	Four Corners Property Trust, Inc.	116,305
2,756	Getty Realty Corporatio	76,176
12,796	Invitation Homes, Inc	419,709
912	Jones Lang LaSalle, Inc.(a)	233,271
7,143	National Retail Properties, Inc.	308,434
8,322	Rexford Industrial Realty, Inc.	296,014
4,284	SITE Centers Corp(a)	48,452
		4,529,430
	Technology - 19.3%
3,278	Akamai Technologies, Inc.(a)	261,453
22,096	Apple, Inc.	4,533,437
2,068	Automatic Data Processing, Inc.	637,772
346	CACI International, Inc., Class A(a)	164,938
2,301	Ciena Corp.(a)	187,140
9,993	Cisco Systems, Inc.	693,315
7,878	CoStar Group, Inc.(a)	633,391
1,274	CSG Systems International, Inc.	83,205
1,464	Digi International, Inc.(a)	51,035
5,774	DoubleVerify Holdings, Inc.(a)	86,437
767	Euronet Worldwide, Inc.(a)	77,758
2,144	EVERTEC, Inc.	77,291
472	FactSet Research Systems, Inc.	211,116
30,100	Intel Corp.	674,240
7,039	Lam Research Corporation	685,176
3,235	LiveRamp Holdings, Inc.(a)	106,884
2,380	MAXIMUS, Inc.	167,076
5,334	Micron Technology, Inc.	657,416

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Technology - 19.3% (Continued)
9,775	Microsoft Corp.	$4,862,184
2,426	NetApp, Inc.	258,490
7,873	PayPal Holdings, Inc.(a)	585,122
4,253	QUALCOMM, Inc.	677,332
7,206	Sprinklr, Inc., Class A(a)	60,963
		16,433,171
	Utilities - 5.1%
6,170	Ameren Corporation	592,567
4,400	American Water Works Company, Inc.	612,084
4,415	California Water Service Group	200,794
5,633	Duke Energy Corporation	664,694
5,276	Evergy, Inc.	363,675
14,884	Exelon Corp.	646,264
11,682	FirstEnergy Corporation	470,317
6,959	OGE Energy Corporation	308,840
1,207	Ormat Technologies, Inc.	101,098
8,025	PPL Corporation	271,967
2,948	SJW Group	153,208
		4,385,508

	TOTAL COMMON STOCKS (Cost $80,420,611)	83,400,573

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
887	iShares Russell 1000 Value Index Fund	172,282
5,493	Ishares Russell Midcap Value	725,845
6,740	iShares S&P MidCap 400 Value Index	832,929
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,689,930)	1,731,056

See accompanying notes to financial statements.

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Fair Value

TOTAL INVESTMENTS - 99.5% (Cost $82,110,541)	$85,131,629
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	465,196
NET ASSETS - 100.0%	$85,596,825

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3%
	Communications - 4.5%
66,302	AT&T, Inc.	$1,918,779
16,172	Match Group, Inc.(a)	499,553
12,967	Omnicom Group, Inc.	932,846
8,018	T-Mobile US, Inc.	1,910,369
5,044	VeriSign, Inc.(a)	1,456,707
15,567	Walt Disney Co.	1,930,464
		8,648,718
	Consumer Discretionary - 8.0%
30,421	Amazon.com, Inc.(a)	6,674,064
168,758	Ford Motor Company	1,831,024
17,565	LKQ Corporation	650,081
12,839	MGM Resorts International(a)	441,533
30,186	NIKE, Inc., Class B	2,144,413
19,629	Starbucks Corporation	1,798,605
14,520	TJX Companies, Inc. (The)	1,793,075
		15,332,795
	Consumer Staples - 7.8%
29,814	Altria Group, Inc.	1,747,995
26,632	Coca-Cola Company (The)	1,884,214
19,989	Colgate-Palmolive Company	1,817,000
11,896	Dollar Tree, Inc.(a)	1,178,180
16,460	McCormick & Company, Inc.	1,247,997
11,559	Molson Coors Beverage Company, Class B	555,872
27,156	Mondelez International, Inc., Class A	1,831,401
17,974	Procter & Gamble Co.	2,863,618
19,186	Walmart, Inc.	1,876,007
		15,002,284
	Energy - 5.8%
45,140	Baker Hughes Company	1,730,668
12,406	Chevron Corporation	1,776,415
19,360	ConocoPhillips	1,737,366
33,051	Exxon Mobil Corporation	3,562,899
3,643	First Solar, Inc.(a)	603,062

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Energy - 5.8% (Continued)
49,333	Schlumberger Ltd.	$1,667,455
		11,077,865
	Financials - 14.4%
50,210	Bank of America Corporation	2,375,937
7,156	Berkshire Hathaway, Inc., Class B(a)	3,476,170
9,227	Capital One Financial Corporation	1,963,137
6,427	Chubb Ltd.	1,862,030
23,314	Citigroup, Inc.	1,984,488
2,709	Everest Re Group Ltd.	920,654
18,915	Franklin Resources, Inc.	451,123
2,879	Goldman Sachs Group, Inc. (The)	2,037,612
9,160	JPMorgan Chase & Company	2,655,575
13,609	Morgan Stanley	1,916,964
5,760	Raymond James Financial, Inc.	883,411
15,978	T Rowe Price Group, Inc.	1,541,877
6,722	Travelers Companies, Inc. (The)	1,798,404
41,361	US Bancorp	1,871,585
24,606	Wells Fargo & Company	1,971,433
		27,710,400
	Health Care - 15.0%
6,230	Amgen, Inc.	1,739,478
10,129	Bio-Techne Corporation	521,137
10,619	Cardinal Health, Inc.	1,783,992
5,963	Cencora, Inc.	1,788,006
31,598	Centene Corporation(a)	1,715,139
3,218	Charles River Laboratories International, Inc.(a)	488,267
26,888	CVS Health Corporation	1,854,734
14,748	DexCom, Inc.(a)	1,287,353
4,784	Elevance Health, Inc.	1,860,785
16,885	Gilead Sciences, Inc.	1,872,040
4,335	HCA Healthcare, Inc.	1,660,739
7,254	Humana, Inc.	1,773,458
4,160	Incyte Corporation(a)	283,296
10,700	IQVIA Holdings, Inc.(a)	1,686,213

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Health Care - 15.0% (Continued)
18,448	Johnson & Johnson	$2,817,932
23,108	Merck & Company, Inc.	1,829,229
6,949	UnitedHealth Group, Inc.	2,167,879
11,563	Zoetis, Inc.	1,803,250
		28,932,927
	Industrials - 7.7%
3,415	Deere & Company	1,736,493
7,585	Jacobs Solutions, Inc.	997,048
17,276	Johnson Controls International plc	1,824,691
7,094	L3Harris Technologies, Inc.	1,779,459
3,611	Northrop Grumman Corporation	1,805,428
6,814	Old Dominion Freight Line, Inc.	1,105,912
7,550	Rollins, Inc.	425,971
3,457	Snap-on, Inc.	1,075,749
39,614	Southwest Airlines Company	1,285,078
11,565	Textron, Inc.	928,554
13,996	Xylem, Inc.	1,810,523
		14,774,906
	Materials - 3.4%
6,742	Ecolab, Inc.	1,816,565
43,352	Freeport-McMoRan, Inc.	1,879,309
16,757	LyondellBasell Industries N.V., Class A	969,560
30,584	Newmont Corporation	1,781,824
		6,447,258
	Real Estate - 3.1%
8,405	American Tower Corporation, A	1,857,673
10,063	Digital Realty Trust, Inc.	1,754,283
7,618	Extra Space Storage, Inc.	1,123,198
35,819	Invitation Homes, Inc.	1,174,863
		5,910,017
	Technology - 22.3%
9,171	Akamai Technologies, Inc.(a)	731,479
61,785	Apple, Inc.	12,676,429
5,783	Automatic Data Processing, Inc.	1,783,477

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Technology - 22.3% (Continued)
27,963	Cisco Systems, Inc.	$1,940,073
22,031	CoStar Group, Inc.(a)	1,771,292
1,318	FactSet Research Systems, Inc.	589,515
84,223	Intel Corporation	1,886,595
19,709	Lam Research Corporation	1,918,474
14,936	Micron Technology, Inc.	1,840,862
27,345	Microsoft Corporation	13,601,676
6,779	NetApp, Inc.	722,302
22,055	PayPal Holdings, Inc.(a)	1,639,128
11,904	QUALCOMM, Inc.	1,895,831
		42,997,133
	Utilities - 5.3%
17,268	Ameren Corporation	1,658,419
12,310	American Water Works Company, Inc.	1,712,444
15,762	Duke Energy Corporation	1,859,917
14,770	Evergy, Inc.	1,018,096
41,663	Exelon Corporation	1,809,007
32,700	FirstEnergy Corporation	1,316,502
22,470	PPL Corporation	761,508
		10,135,893

	TOTAL COMMON STOCKS (Cost $176,133,542)	186,970,196

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
9,935	iShares Russell 1000 Value ETF	1,929,675
9,894	iShares S&P 500 Value ETF	1,933,486
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,753,276)	3,863,161

See accompanying notes to financial statements.

NAA LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Fair Value

TOTAL INVESTMENTS - 99.3% (Cost $179,886,818)	$190,833,357
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	1,328,027
NET ASSETS - 100.0%	$192,161,384

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3%
	Communications - 10.0%
40,423	Alphabet, Inc., Class A	$7,123,745
10,464	Alphabet, Inc., Class C	1,856,209
530	Booking Holdings, Inc.	3,068,297
10,023	Meta Platforms, Inc., Class A	7,397,876
11,080	T-Mobile US, Inc.	2,639,921
33,519	Uber Technologies, Inc.(a)	3,127,323
		25,213,371
	Consumer Discretionary - 9.6%
44,576	Amazon.com, Inc.(a)	9,779,529
28,519	Chipotle Mexican Grill, Inc.(a)	1,601,342
6,266	DR Horton, Inc.	807,813
21,205	General Motors Company	1,043,498
5,270	Hilton Worldwide Holdings, Inc.(a)	1,403,612
5,522	Lennar Corporation, Class A	610,788
2,707	Lululemon Athletica, Inc.(a)	643,129
5,125	Marriott International, Inc., Class A	1,400,201
19,238	O’Reilly Automotive, Inc.(a)	1,733,921
4,598	PulteGroup, Inc.	484,905
14,802	Tesla, Inc.(a)	4,702,003
		24,210,741
	Consumer Staples - 5.0%
40,760	Coca-Cola Company (The)	2,883,771
29,205	Keurig Dr Pepper, Inc.	965,517
21,702	PepsiCo, Inc.	2,865,532
17,892	Procter & Gamble Co.	2,850,553
29,708	Walmart, Inc.	2,904,848
		12,470,221
	Energy - 2.7%
21,519	Baker Hughes Company	825,038
3,968	Diamondback Energy, Inc.	545,203
25,008	Exxon Mobil Corporation	2,695,863
2,661	First Solar, Inc.(a)	440,502
18,210	Halliburton Company	371,120
8,408	Phillips 66	1,003,074

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Energy - 2.7% (Continued)
29,232	Schlumberger Ltd.	$988,042
		6,868,842
	Financials - 10.2%
5,754	Allstate Corporation (The)	1,158,338
9,411	American Express Company	3,001,921
12,507	American International Group, Inc.	1,070,474
5,506	Arthur J Gallagher & Company	1,762,581
62,708	Bank of America Corporation	2,967,343
8,465	Berkshire Hathaway, Inc., Class B(a)	4,112,043
8,193	Chubb Ltd.	2,373,676
35,567	Citigroup, Inc.	3,027,462
6,161	Hartford Financial Services Group, Inc. (The)	781,646
13,013	JPMorgan Chase & Company	3,772,598
8,775	PNC Financial Services Group, Inc. (The)	1,635,836
		25,663,918
	Health Care - 9.2%
9,615	Amgen, Inc.	2,684,604
4,791	Cardinal Health, Inc.	804,888
10,857	Centene Corporation(a)	589,318
4,502	Cooper Companies, Inc. (The)(a)	320,362
3,612	Eli Lilly & Company	2,815,662
25,753	Gilead Sciences, Inc.	2,855,236
1,509	Insulet Corporation(a)	474,098
35,366	Merck & Company, Inc.	2,799,573
7,443	Stryker Corporation	2,944,674
9,171	UnitedHealth Group, Inc.	2,861,077
5,601	Vertex Pharmaceuticals, Inc.(a)	2,493,565
10,392	Zoetis, Inc.	1,620,632
		23,263,689
	Industrials - 8.2%
25,930	Amphenol Corporation, Class A	2,560,588
7,770	Caterpillar, Inc.	3,016,392
7,496	Cintas Corporation	1,670,633
5,375	Deere & Company	2,733,134

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Industrials - 8.2% (Continued)
15,395	Delta Air Lines, Inc.	$757,126
25,605	Fastenal Company	1,075,410
11,931	General Electric Company	3,070,920
811	Huntington Ingalls Industries, Inc.	195,824
2,846	Parker-Hannifin Corporation	1,987,846
4,395	Republic Services, Inc.	1,083,851
13,630	Southwest Airlines Company	442,157
1,444	United Rentals, Inc.(a)	1,087,909
987	WW Grainger, Inc.	1,026,717
		20,708,507
	Materials - 2.2%
5,659	Ecolab, Inc.	1,524,761
21,759	Newmont Corporation	1,267,679
5,436	Sherwin-Williams Company (The)	1,866,505
2,940	Vulcan Materials Company	766,811
		5,425,756
	Real Estate - 2.4%
10,097	American Tower Corporation, A	2,231,639
6,330	CBRE Group, Inc., Class A(a)	886,960
6,293	Iron Mountain, Inc.	645,473
19,491	Realty Income Corporation	1,122,877
6,811	Simon Property Group, Inc.	1,094,936
		5,981,885
	Technology - 35.2%
67,594	Apple, Inc.	13,868,261
3,505	Automatic Data Processing, Inc.	1,080,942
20,815	Broadcom, Inc.	5,737,655
42,772	Cisco Systems, Inc.	2,967,521
4,964	Crowdstrike Holdings, Inc., Class A(a)	2,528,215
533	Fair Isaac Corporation(a)	974,303
12,562	Fiserv, Inc.(a)	2,165,814
1,762	Gartner, Inc.(a)	712,236
3,717	Intuit, Inc.	2,927,621
1,562	Jack Henry & Associates, Inc.	281,426

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Technology - 35.2% (Continued)
5,260	Mastercard, Inc., Class A	$2,955,804
20,531	Micron Technology, Inc.	2,530,446
34,931	Microsoft Corporation	17,375,028
114,356	NVIDIA Corporation	18,067,104
13,384	Oracle Corporation	2,926,144
14,066	Palo Alto Networks, Inc.(a)	2,878,466
1,151	Paycom Software, Inc.(a)	266,341
22,967	PayPal Holdings, Inc.(a)	1,706,907
5,547	S&P Global, Inc.	2,924,878
10,822	Salesforce, Inc.	2,951,051
962	Tyler Technologies, Inc.(a)	570,312
		88,396,475
	Utilities - 2.6%
4,230	American Water Works Company, Inc.	588,435
6,443	Constellation Energy Corporation	2,079,543
17,097	Duke Energy Corporation	2,017,446
22,153	Exelon Corporation	961,883
11,237	FirstEnergy Corporation	452,402
16,084	PPL Corporation	545,087
		6,644,796

	TOTAL COMMON STOCKS (Cost $227,458,344)	244,848,201

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
4,063	iShares Core S&P 500 ETF	2,522,717
4,071	SPDR S&P 500 ETF Trust ETF	2,515,267
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,842,665)	5,037,984

See accompanying notes to financial statements.

NAA LARGE CORE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Fair Value

TOTAL INVESTMENTS - 99.3% (Cost $232,301,009)	$249,886,185
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	1,678,978
NET ASSETS - 100.0%	$251,565,163

(a)	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2%
	Communications - 16.3%
10,140	Alphabet, Inc., Class A	$1,786,972
4,847	Alphabet, Inc., Class C	859,809
163	Booking Holdings, Inc.	943,646
627	Expedia Group, Inc.(a)	105,762
4,480	Meta Platforms, Inc., Class A	3,306,644
944	Netflix, Inc.(a)	1,264,139
1,305	T-Mobile US, Inc.	310,929
10,424	Uber Technologies, Inc.(a)	972,559
		9,550,460
	Consumer Discretionary - 10.0%
12,778	Amazon.com, Inc.(a)	2,803,365
351	Axon Enterprise, Inc.(a)	290,607
795	Deckers Outdoor Corporation(a)	81,941
1,171	Hilton Worldwide Holdings, Inc.(a)	311,884
1,888	Las Vegas Sands Corporation	82,147
345	Lululemon Athletica, Inc.(a)	81,965
4,269	O’Reilly Automotive, Inc.(a)	384,765
5,522	Tesla, Inc.(a)	1,754,119
908	Wynn Resorts Ltd.	85,052
		5,875,845
	Consumer Staples - 5.5%
1,789	Colgate-Palmolive Company	162,620
1,184	Costco Wholesale Corporation	1,172,089
3,966	Philip Morris International, Inc.	722,328
12,117	Walmart, Inc.	1,184,800
		3,241,837
	Energy - 0.7%
546	First Solar, Inc.(a)	90,385
1,286	Hess Corporation	178,162
1,693	ONEOK, Inc.	138,200
		406,747
	Financials - 4.5%
2,692	American Express Company	858,694
1,786	Arch Capital Group Ltd.(a)	162,615

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	Financials - 4.5% (Continued)
1,115	Brown & Brown, Inc.	$123,620
226	Erie Indemnity Company, Class A	78,375
4,207	JPMorgan Chase & Company	1,219,651
1,062	Marsh & McLennan Companies, Inc.	232,196
		2,675,151
	Health Care - 6.4%
581	DaVita, Inc.(a)	82,763
974	DexCom, Inc.(a)	85,020
1,575	Eli Lilly & Company	1,227,759
476	HCA Healthcare, Inc.	182,356
335	Insulet Corporation(a)	105,250
1,791	Intuitive Surgical, Inc.(a)	973,248
710	ResMed, Inc.	183,180
904	Stryker Corporation	357,650
1,244	Vertex Pharmaceuticals, Inc.(a)	553,829
		3,751,055
	Industrials - 4.9%
1,666	Cintas Corporation	371,301
526	Deere & Company	267,466
3,416	Delta Air Lines, Inc.	167,999
1,912	Howmet Aerospace, Inc.(a)	355,881
155	Lennox International, Inc.	88,852
633	Parker-Hannifin Corporation	442,131
1,407	Rollins, Inc.	79,383
1,076	Trane Technologies PLC	470,653
274	TransDigm Group, Inc.(a)	416,655
319	United Rentals, Inc.(a)	240,335
		2,900,656
	Materials - 0.5%
613	Ecolab, Inc.	165,167
406	Vulcan Materials Company	105,893
		271,060
	Real Estate - 1.2%
1,407	CBRE Group, Inc., Class A(a)	197,149

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	Real Estate - 1.2% (Continued)
539	Extra Space Storage, Inc.	$79,470
794	Public Storage	232,975
1,511	Simon Property Group, Inc.	242,909
		752,503
	Technology - 45.3%
949	Adobe, Inc.(a)	367,149
21,820	Apple, Inc.	4,476,810
10,501	Broadcom, Inc.	2,894,601
186	FactSet Research Systems, Inc.	83,194
119	Fair Isaac Corporation(a)	217,527
3,084	Fortinet, Inc.(a)	326,040
784	Garmin Ltd.	163,636
392	Gartner, Inc.(a)	158,454
1,350	Intuit, Inc.	1,063,301
2,142	Mastercard, Inc., Class A	1,203,675
10,456	Microsoft Corporation	5,200,920
34,967	NVIDIA Corporation	5,524,436
5,446	Oracle Corporation	1,190,659
3,110	Palo Alto Networks, Inc.(a)	636,430
749	Paychex, Inc.	108,950
722	S&P Global, Inc.	380,703
4,421	Salesforce, Inc.	1,205,563
213	Tyler Technologies, Inc.(a)	126,275
3,624	Visa, Inc., Class A	1,286,702
		26,615,025
	Utilities - 0.9%
1,431	Constellation Energy Corporation	461,869
1,092	Public Service Enterprise Group, Inc.	91,925
		553,794

	TOTAL COMMON STOCKS (Cost $49,874,275)	56,594,133

See accompanying notes to financial statements.

NAA LARGE GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
1,371	iShares Russell 1000 Growth ETF	$582,099
5,291	iShares S&P500 Growth Index Fund	582,539
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,107,805)	1,164,638

	TOTAL INVESTMENTS - 98.2% (Cost $50,982,080)	$57,758,771
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	1,068,643
	NET ASSETS - 100.0%	$58,827,414

(a)	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	Communications - 2.0%
10,380	Expedia Group, Inc.(a)	$1,750,899
13,707	New York Times Company (The), Class A	767,318
4,993	TKO Group Holdings, Inc.	908,476
		3,426,693
	Consumer Discretionary - 10.6%
7,792	Abercrombie & Fitch Company, Class A	645,567
5,612	Boyd Gaming Corporation(a)	439,027
10,225	Burlington Stores, Inc.(a)	2,378,744
30,383	Chewy, Inc., Class A(a)	1,294,923
11,365	Churchill Downs, Inc.	1,147,865
8,999	Crocs, Inc.(a)	911,419
13,166	Deckers Outdoor Corporation(a)	1,357,019
14,661	Gentex Corporation	322,395
4,158	Grand Canyon Education, Inc.(a)	785,862
13,593	Light & Wonder, Inc.(a)	1,308,462
12,168	Planet Fitness, Inc., Class A(a)	1,326,920
3,179	Ralph Lauren Corporation	871,936
18,937	Somnigroup International, Inc.	1,288,663
9,931	Texas Roadhouse, Inc.	1,861,170
10,485	Travel + Leisure Company	541,131
4,640	Wingstop, Inc.(a)	1,562,474
		18,043,577
	Consumer Staples - 4.9%
9,564	BJ’s Wholesale Club Holdings, Inc.(a)	1,031,286
27,601	Colgate-Palmolive Company	2,508,931
8,314	elf Beauty, Inc.(a)	1,034,594
27,095	Hims & Hers Health, Inc.(a)	1,350,686
14,945	Sprouts Farmers Market, Inc.(a)	2,460,545
		8,386,042
	Energy - 3.5%
15,402	DT Midstream, Inc.	1,692,834
10,684	Matador Resources Company(a)	509,840
28,044	ONEOK, Inc.	2,289,233
93,073	Permian Resources Corporation	1,267,654

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Energy - 3.5% (Continued)
5,340	Weatherford International plc	$268,655
		6,028,216
	Financials - 14.5%
18,462	Brown & Brown, Inc.	2,046,881
7,184	Cullen/Frost Bankers, Inc.	923,431
46,028	Equitable Holdings, Inc.(a)	2,582,170
5,433	Evercore, Inc., Class A	1,467,019
7,330	Hamilton Lane, Inc., Class A(a)	1,041,740
8,261	HOULIHAN LOKEY, INC.	1,486,567
46,252	Interactive Brokers Group, Inc., Class A	2,562,823
3,371	Kinsale Capital Group, Inc.	1,631,227
16,953	MGIC Investment Corporation	471,972
7,868	Pinnacle Financial Partners, Inc.	868,706
5,004	Primerica, Inc.	1,369,445
7,374	RenaissanceRe Holdings Ltd.	1,791,145
13,086	RLI Corporation	945,071
16,104	Ryan Specialty Holdings, Inc.(a)	1,094,911
8,923	SEI Investments Company	801,821
31,956	SLM Corporation(a)	1,047,837
11,061	Stifel Financial Corporation(a)	1,147,910
17,262	Western Alliance Bancorp	1,346,091
		24,626,767
	Health Care - 8.9%
3,387	DaVita, Inc.(a)	482,478
14,068	DexCom, Inc.(a)	1,227,996
10,893	Encompass Health Corporation	1,335,809
8,293	Ensign Group, Inc. (The)	1,279,278
18,495	Globus Medical, Inc., Class A(a)	1,091,575
19,052	Halozyme Therapeutics, Inc.(a)	991,085
10,735	Lantheus Holdings, Inc.(a)	878,767
3,636	Medpace Holdings, Inc.(a)	1,141,195
14,821	Neurocrine Biosciences, Inc.(a)	1,862,851
3,826	Penumbra, Inc.(a)	981,866
28,230	Sarepta Therapeutics, Inc.(a)	482,733

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Health Care - 8.9% (Continued)
8,089	Tenet Healthcare Corporation(a)	$1,423,664
6,644	United Therapeutics Corporation(a)	1,909,154
		15,088,451
	Industrials - 22.3%
11,279	AAON, Inc.	831,826
10,778	AECOM(a)	1,216,405
3,708	Allegion plc	534,397
112,763	American Airlines Group, Inc.	1,265,201
13,089	BWX Technologies, Inc.	1,885,602
7,023	Chart Industries, Inc.(a)	1,156,337
7,618	Clean Harbors, Inc.(a)	1,761,129
4,871	Comfort Systems USA, Inc.	2,611,879
18,568	Core & Main, Inc., Class A(a)	1,120,579
5,260	Curtiss-Wright Corporation	2,569,773
10,734	Donaldson Company, Inc.	744,403
5,010	EMCOR Group, Inc.	2,679,798
9,289	Esab Corporation	1,119,789
20,394	H&R Block, Inc.	1,119,427
8,595	ITT, Inc.	1,347,954
2,577	Lennox International, Inc.	1,477,239
4,929	Lincoln Electric Holdings, Inc.	1,021,880
3,548	Novanta, Inc.(a)	457,444
24,251	nVent Electric PLC	1,776,386
23,270	RB Global, Inc.	2,471,041
4,850	RBC Bearings, Inc.(a)	1,866,280
4,111	Saia, Inc.(a)	1,126,373
40,222	Tetra Tech, Inc.	1,446,383
4,508	TopBuild Corporation(a)	1,459,420
2,170	Watts Water Technologies, Inc., Class A	533,581
8,737	Woodward, Inc.	2,141,351
		37,741,877
	Materials - 6.9%
5,447	AptarGroup, Inc.	852,074
21,689	ATI, Inc.(a)	1,872,628

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Materials - 6.9% (Continued)
19,052	Axalta Coating Systems Ltd.(a)	$565,654
5,287	Eagle Materials, Inc.	1,068,556
9,349	Ecolab, Inc.	2,518,995
9,923	Louisiana-Pacific Corporation	853,279
13,906	Owens Corning	1,912,352
12,108	RPM International, Inc.	1,329,943
4,441	Simpson Manufacturing Company, Inc.	689,732
		11,663,213
	Real Estate - 3.5%
18,666	American Homes 4 Rent, Class A	673,283
14,619	Equity LifeStyle Properties, Inc.	901,554
18,589	Gaming and Leisure Properties, Inc.	867,735
8,594	Lamar Advertising Company, Class A	1,042,967
15,493	Simon Property Group, Inc.	2,490,654
		5,976,193
	Technology - 19.7%
3,169	ANSYS, Inc.(a)	1,113,016
3,593	Appfolio, Inc., Class A(a)	827,396
4,209	Broadridge Financial Solutions, Inc.	1,022,913
4,990	Cirrus Logic, Inc.(a)	520,232
7,000	CommVault Systems, Inc.(a)	1,220,310
31,675	DocuSign, Inc.(a)	2,467,165
20,934	Doximity, Inc., Class A	1,284,092
18,690	Dropbox, Inc., CLASS A(a)	534,534
5,077	DUOLINGO(a)	2,081,672
43,725	Dynatrace, Inc.(a)	2,414,057
9,855	Guidewire Software, Inc.(a)	2,320,360
13,910	HealthEquity, Inc.(a)	1,457,212
9,499	Manhattan Associates, Inc.(a)	1,875,768
4,068	Morningstar, Inc.	1,277,067
24,575	Okta, Inc.(a)	2,456,762
12,400	Paychex, Inc.	1,803,705
4,238	Paycom Software, Inc.(a)	980,673
6,973	Paylocity Holding Corporation(a)	1,263,438

See accompanying notes to financial statements.

NAA MID GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Technology - 19.7% (Continued)
3,321	Qualys, Inc.(a)	$474,471
10,656	Shift4 Payments, Inc., Class A(a)	1,056,116
39,447	Super Micro Computer, Inc.(a)	1,933,297
3,543	Tyler Technologies, Inc.(a)	2,100,432
3,263	Universal Display Corporation(a)	504,003
3,737	WEX, Inc.(a)	548,928
		33,537,619
	Utilities - 0.9%
18,083	Public Service Enterprise Group, Inc.	1,522,227

	TOTAL COMMON STOCKS (Cost $166,832,151)	166,040,875

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
12,410	iShares Russell Mid-Cap Growth ETF	1,721,019
18,914	iShares S&P Mid-Cap 400 Growth ETF	1,720,796
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,168,139)	3,441,815

	TOTAL INVESTMENTS - 99.7% (Cost $170,000,290)	$169,482,690
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	509,611
	NET ASSETS - 100.0%	$169,992,301

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0%
	Communications - 2.4%
6,305	EchoStar Corporation, Class A(a)	$174,649
8,966	IAC, Inc.(a)	334,790
7,577	Iridium Communications, Inc.(a)	228,598
22,561	TEGNA, Inc.	378,122
		1,116,159
	Consumer Discretionary - 17.0%
8,975	Advance Auto Parts, Inc.	417,248
2,768	Asbury Automotive Group, Inc.(a)	660,280
9,514	Autoliv, Inc.	1,064,616
13,743	Bath & Body Works, Inc.	411,740
30,562	BorgWarner, Inc.	1,023,216
8,134	Etsy, Inc.(a)	408,001
18,870	Gentex Corporation	414,951
44,253	Goodyear Tire & Rubber Company (The)	458,904
888	Group 1 Automotive, Inc.	387,798
5,093	KB Home	269,776
17,175	Kohl’s Corporation	145,644
10,678	Meritage Homes Corporation(a)	715,106
2,524	Penske Automotive Group, Inc.	433,648
3,923	Scotts Miracle-Gro Company (The)(a)	258,761
2,422	Vail Resorts, Inc.	380,569
49,958	VF Corporation	587,007
		8,037,265
	Consumer Staples - 3.0%
1,224	Boston Beer Company, Inc. (The), Class A(a)	233,551
7,298	Edgewell Personal Care Company(a)	170,846
13,981	Grocery Outlet Holding Corp(a)	173,644
3,614	PriceSmart, Inc.	379,616
7,026	Simply Good Foods Company (The)(a)	221,951
1,356	The Marzetti Company	234,276
		1,413,884
	Energy - 2.9%
9,367	California Resources Corporation	427,791
17,430	Murphy Oil Corporation	392,175

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	Energy - 2.9% (Continued)
45,891	Patterson-UTI Energy, Inc.	$272,134
5,172	Weatherford International plc	260,203
		1,352,303
	Financials - 22.3%
14,469	Air Lease Corporation	846,291
4,774	Ameris Bancorp	308,878
26,787	Arbor Realty Trust, Inc.	286,621
20,896	Atlantic Union Bankshares Corporation	653,627
6,300	Bread Financial Holdings, Inc.(a)	359,856
7,693	Brighthouse Financial, Inc.(a)	413,653
18,942	Comerica, Inc.	1,129,890
2,773	Community Financial System, Inc.	157,701
10,996	CVB Financial Corporation	217,611
4,041	Federated Hermes, Inc., B	179,097
8,265	First Financial Bankshares, Inc.	297,375
10,345	First Hawaiian, Inc.	258,211
43,318	Flagstar Financial Inc	459,171
13,696	Fulton Financial Corporation	247,076
1,910	GATX Corporation	293,300
23,442	Lincoln National Corporation	811,093
9,814	Radian Group, Inc.	353,500
13,322	Renasant Corporation	478,659
12,401	Seacoast Banking Corporation of Florida	342,516
8,311	Selective Insurance Group, Inc.	720,148
18,204	Simmons First National Corporation, Class A	345,148
4,159	StepStone Group, Inc., Class A	230,825
17,803	United Community Banks, Inc.	530,351
11,522	WaFd, Inc.	337,364
4,702	Walker & Dunlop, Inc.	331,397
		10,589,359
	Health Care - 6.5%
8,585	Alkermes plc(a)	245,617
8,633	Bruker Corporation	355,680
4,818	CONMED Corporation	250,921

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	Health Care - 6.5% (Continued)
2,969	Haemonetics Corporation(a)	$221,517
31,527	Neogen Corporation(a)	150,699
7,076	Omnicell, Inc.(a)	208,034
11,563	Premier, Inc., Class A	253,577
9,874	QuidelOrtho Corporation(a)	284,569
14,702	Select Medical Holdings Corporation	223,176
12,720	SOTERA HEALTH CO(a)	141,446
6,437	Teleflex, Inc.	761,884
		3,097,120
	Industrials - 15.0%
9,223	ABM Industries, Inc.	435,418
2,577	Advanced Energy Industries, Inc.	341,452
2,882	Alarm.com Holdings, Inc.(a)	163,035
2,474	Arcosa, Inc.(a)	214,520
11,107	Avista Corporation	421,511
8,542	Enovis Corporation(a)	267,877
2,863	Exponent, Inc.	213,895
16,125	GXO Logistics, Inc.(a)	785,287
5,709	Hexcel Corporation	322,501
8,676	Hub Group, Inc., Class A(a)	290,039
51,246	JetBlue Airways Corporation(a)	216,771
3,787	John Bean Technologies Corporation	455,424
10,610	Kennametal, Inc.	243,606
8,210	Kratos Defense & Security Solutions, Inc.(a)	381,355
7,095	Mercury Systems, Inc.(a)	382,137
2,025	Novanta, Inc.(a)	261,083
20,964	Resideo Technologies, Inc.(a)	462,466
14,844	Robert Half, Inc.	609,346
9,013	Timken Company (The)	653,893
		7,121,616
	Materials - 7.6%
3,451	Cabot Corporation	258,825
16,322	Celanese Corporation	903,096
3,630	Greif, Inc., Class A(a)	235,914

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	Materials - 7.6% (Continued)
8,014	HB Fuller Company	$482,042
3,036	Materion Corporation	240,967
28,967	MDU Resources Group, Inc.	482,880
4,827	Minerals Technologies, Inc.	265,823
15,704	Peabody Energy Corporation(a)	210,748
13,266	Sealed Air Corporation	411,644
11,532	SunCoke Energy, Inc.(a)	99,060
		3,590,999
	Real Estate - 7.2%
5,747	Acadia Realty Trust	106,722
7,392	COPT Defense Properties	203,871
32,614	Cushman & Wakefield PLC(a)	361,037
9,758	Douglas Emmett, Inc.	146,760
3,856	EastGroup Properties, Inc.	644,414
7,741	Hannon Armstrong Sustainable Infrastructure Capital	207,923
5,698	Highwoods Properties, Inc.	177,151
40,391	LXP Industrial Trust	333,630
12,243	Macerich Company (The)	198,092
10,240	PotlatchDeltic Corporation	392,909
20,446	Rayonier, Inc.	453,492
2,955	SL Green Realty Corporation	182,915
		3,408,916
	Technology - 10.3%
2,769	Blackbaud, Inc.(a)	177,797
2,859	Cirrus Logic, Inc.(a)	298,065
6,695	Concentrix Corporation	353,865
10,695	Dropbox, Inc., Class A(a)	305,877
6,120	FormFactor, Inc.(a)	210,589
12,330	Knowles Corporation(a)	217,255
7,450	Kulicke & Soffa Industries, Inc.	257,770
9,715	NetScout Systems, Inc.(a)	241,029
13,199	Qorvo, Inc.(a)	1,120,727
2,153	Qualys, Inc.(a)	307,599
3,727	Sanmina Corporation(a)	364,612

See accompanying notes to financial statements.

NAA SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	Technology - 10.3% (Continued)
8,798	Teradata Corporation(a)	$196,283
6,526	TTM Technologies, Inc.(a)	266,391
6,207	Ziff Davis, Inc.(a)	187,886
36,878	ZoomInfo Technologies, Inc., Class A(a)	373,206
		4,878,951
	Utilities - 1.8%
2,659	American States Water Company	203,839
8,333	California Water Service Group	378,985
3,294	Otter Tail Corporation	253,934
		836,758

	TOTAL COMMON STOCKS (Cost $49,237,063)	45,443,330

	EXCHANGE-TRADED FUNDS — 2.9%
	Equity - 2.9%
4,287	iShares Russell 2000 Value ETF	676,317
3,510	Vanguard Small-Cap Value ETF	684,485
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,335,061)	1,360,802

	TOTAL INVESTMENTS - 98.9% (Cost $50,572,124)	$46,804,132
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	538,316
	NET ASSETS - 100.0%	$47,342,448

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5%
	Communications - 1.5%
2,096	Cogent Communications Holdings, Inc.	$101,048
2,106	EchoStar Corporation, Class A(a)	58,336
2,540	Iridium Communications, Inc.(a)	76,632
3,378	Warner Music Group Corporation(a)	92,017
1,794	Yelp, Inc.(a)	61,480
		389,513
	Consumer Discretionary - 13.0%
1,634	Adtalem Global Education, Inc.(a)	207,894
2,108	Armstrong World Industries, Inc.	342,424
1,994	Brinker International, Inc.	359,578
408	Cavco Industries, Inc.(a)	177,247
2,753	Champion Homes, Inc.(a)	172,365
4,631	Cinemark Holdings, Inc.(a)	139,764
2,720	Etsy, Inc.(a)	136,435
1,147	GMS, Inc.(a)	124,736
1,293	Grand Canyon Education, Inc.(a)	244,377
298	Group 1 Automotive, Inc.	130,140
725	M/I Homes, Inc.(a)	81,287
802	Madison Square Garden Sports(a)	167,578
1,868	Shake Shack, Inc., Class A(a)	262,641
2,545	Steven Madden Ltd.	61,029
1,969	Stride, Inc.(a)	285,879
3,264	Travel + Leisure Company(a)	168,455
2,339	TRI Pointe Homes, Inc.(a)	74,731
1,215	Urban Outfitters, Inc.(a)	88,136
1,834	Yeti Holdings, Inc.(a)	57,808
		3,282,504
	Consumer Staples - 2.5%
1,925	Cal-Maine Foods, Inc.	191,788
2,587	elf Beauty, Inc.(a)	321,926
900	Interparfums, Inc.	118,179
		631,893
	Energy - 3.9%
7,980	Antero Midstream Corporation	151,220

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Energy - 3.9% (Continued)
8,363	Archrock, Inc.	$207,654
4,128	Liberty Energy, Inc., Class A	47,389
5,547	Magnolia Oil & Gas Corporation, Class A	124,697
4,576	Northern Oil & Gas, Inc.	129,730
4,600	Oceaneering International, Inc.(a)	95,312
2,191	Tidewater, Inc.(a)	101,071
3,040	Valaris Limited(a)	128,014
		985,087
	Financials - 12.8%
1,051	Assured Guaranty Ltd.	91,542
2,614	Axos Financial, Inc.(a)	198,769
1,001	BancFirst Corporation	123,744
2,384	Bancorp, Inc. (The)(a)	135,816
10,088	BCG Group, Inc-A, Class A(a)	103,200
1,336	Cohen & Steers, Inc.	100,668
3,470	Commerce Bancshares, Inc.	215,730
2,235	Cullen/Frost Bankers, Inc.	287,286
1,201	Enova International, Inc.(a)	133,936
4,873	First BanCorporation	101,505
1,205	FirstCash Holdings, Inc.	162,843
1,292	Goosehead Insurance, Inc., CLASS A(a)	136,319
5,280	MGIC Investment Corporation	146,995
1,840	Moelis & Company, Class A	114,669
3,630	NMI Holdings, Inc., Class A(a)	153,150
1,286	Palomar Holdings, Inc.(a)	198,365
807	Piper Sandler Companies	224,297
1,153	PJT Partners, Inc., Class A	190,257
2,795	Radian Group, Inc.	100,676
3,590	Virtu Financial, Inc., Class A	160,796
2,435	Voya Financial, Inc.	172,885
		3,253,448
	Health Care - 12.0%
13,065	ADMA Biologics, Inc.(a)	237,914
2,563	Bruker Corporation	105,596

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Health Care - 12.0% (Continued)
4,567	Corcept Therapeutics, Inc.(a)	$335,217
2,541	Glaukos Corporation(a)	262,460
1,469	Inspire Medical Systems, Inc.(a)	190,632
1,711	Integer Holdings Corporation(a)	210,402
2,210	Masimo Corporation(a)	371,766
2,884	Merit Medical Systems, Inc.(a)	269,596
5,326	Mural Oncology PLC(a)	152,377
3,260	RadNet, Inc.(a)	185,527
19,942	roivant sciences ltd(a)	224,746
7,221	TG Therapeutics, Inc.(a)	259,884
1,826	TransMedics Group, Inc.(a)	244,702
		3,050,819
	Industrials - 20.5%
862	Advanced Energy Industries, Inc.	114,215
1,337	AeroVironment, Inc.(a)	380,978
1,503	Alarm.com Holdings, Inc.(a)	85,025
6,351	Alaska Air Group, Inc.(a)	314,247
1,441	Badger Meter, Inc.	352,973
3,356	Cactus, Inc., Class A	146,724
881	CSW Industrials, Inc.	252,697
1,371	Dycom Industries, Inc.(a)	335,059
1,243	ESCO Technologies, Inc.	238,494
2,860	Federal Signal Corporation	304,362
4,458	Flowserve Corporation	233,376
3,454	Frontdoor, Inc.(a)	203,579
2,097	Granite Construction, Inc.	196,090
1,158	Installed Building Products, Inc.	208,811
1,025	Matson, Inc.	114,134
1,400	Moog, Inc., Class A	253,358
1,105	Novanta, Inc.(a)	142,468
2,287	PARSONS CORPORATION COM(a)	164,138
2,040	SkyWest, Inc.	210,059
2,322	SPX Technologies, Inc.(a)	389,352
1,281	Sterling Infrastructure, Inc.(a)	295,565

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Industrials - 20.5% (Continued)
6,947	Zurn Elkay Water Solutions Corporation	$254,052
		5,189,756
	Materials - 7.7%
6,750	ATI, Inc.(a)	582,795
1,627	Balchem Corporation	259,018
2,321	Carpenter Technology Corporation	641,479
3,093	Louisiana-Pacific Corporation	265,967
2,511	Warrior Met Coal, Inc.(a)	115,079
388	WD-40 Company	88,499
		1,952,837
	Real Estate - 7.7%
2,131	Agree Realty Corporation	155,691
5,292	Apple Hospitality REIT, Inc.	61,758
7,920	Brixmor Property Group, Inc.	206,237
4,310	CareTrust REIT, Inc.	131,886
9,536	Essential Properties Realty Trust, Inc.	304,293
3,461	First Industrial Realty Trust, Inc.	166,578
8,250	Macerich Company (The)	133,485
6,855	Outfront Media Inc	111,874
2,906	Ryman Hospitality Properties, Inc.	286,735
2,393	SL Green Realty Corporation	148,127
3,704	Tanger Inc.	113,268
2,487	Terreno Realty Corporation	139,446
		1,959,378
	Technology - 14.9%
5,276	ACI Worldwide, Inc.(a)	242,221
955	Axcelis Technologies, Inc.(a)	66,554
7,176	Box, Inc., Class A(a)	245,204
1,557	Cirrus Logic, Inc.(a)	162,325
2,183	CommVault Systems, Inc.(a)	380,562
13,911	Dynatrace, Inc.(a)	768,027
1,281	Euronet Worldwide, Inc.(a)	129,868
8,181	ExlService Holdings, Inc.(a)	358,246
4,332	HealthEquity, Inc.(a)	453,820

See accompanying notes to financial statements.

NAA SMALL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Technology - 14.9% (Continued)
1,217	InterDigital, Inc.	$272,888
19,059	Marathon Digital Holdings, Inc.(a)	298,845
1,335	MKS, Inc.	132,646
1,946	SPS Commerce, Inc.(a)	264,831
		3,776,037
	Utilities - 1.0%
927	American States Water Company	71,064
636	Chesapeake Utilities Corporation	76,460
1,148	Ormat Technologies, Inc.	96,156
		243,680

	TOTAL COMMON STOCKS (Cost $23,864,397)	24,714,952

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
893	iShares Russell 2000 Growth ETF	255,273
1,806	iShares S&P Small-Cap 600 Growth ETF	240,270
54	Vanguard Small-Cap Growth ETF	14,955
	TOTAL EXCHANGE-TRADED FUNDS (Cost $489,547)	510,498

	TOTAL INVESTMENTS - 99.5% (Cost $24,353,944)	$25,225,450
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	128,884
	NET ASSETS - 100.0%	$25,354,334

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 3.3%
23,346	Maplebear, Inc.(a)	$1,056,173
22,352	Match Group, Inc.(a)	690,453
7,517	Nexstar Media Group, Inc.	1,300,065
17,925	Omnicom Group, Inc.	1,289,525
		4,336,216
	Consumer Discretionary - 8.9%
26,298	Advance Auto Parts, Inc.	1,222,594
17,359	Autoliv, Inc.	1,942,472
5,637	Darden Restaurants, Inc.	1,228,697
23,087	Etsy, Inc.(a)	1,158,044
30,546	Harley-Davidson, Inc.	720,886
14,335	Lear Corporation	1,361,538
5,877	Lululemon Athletica, Inc.(a)	1,396,257
17,731	MGM Resorts International(a)	609,769
31,377	Mister Car Wash, Inc.(a)	188,576
4,744	Penske Automotive Group, Inc.	815,067
10,543	Shoe Carnival, Inc.	197,260
8,209	Sonic Automotive, Inc., Class A	656,145
13,685	Yeti Holdings, Inc.(a)	431,351
		11,928,656
	Consumer Staples - 5.5%
17,768	BellRing Brands, Inc.(a)	1,029,300
16,435	Dollar Tree, Inc.(a)	1,627,722
14,179	Five Below, Inc.(a)	1,860,002
59,316	Grocery Outlet Holding Corporation(a)	736,705
7,619	MGP Ingredients, Inc.	228,341
5,026	Post Holdings, Inc.(a)	547,985
12,548	PriceSmart, Inc.	1,318,042
		7,348,097
	Energy - 5.4%
14,113	Chord Energy Corporation	1,366,844
20,421	ConocoPhillips	1,832,581
5,030	First Solar, Inc.(a)	832,666
22,339	Innovex International, Inc.(a)	348,935

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Energy - 5.4% (Continued)
93,329	Nov, Inc. COM(a)	$1,160,080
194,779	Patterson-UTI Energy, Inc.	1,155,039
9,732	Weatherford International plc	489,617
		7,185,762
	Financials - 18.7%
22,634	Air Lease Corporation	1,323,863
10,422	American Financial Group, Inc.	1,315,361
20,234	Ameris Bancorp	1,309,140
75,733	Apollo Commercial Real Estate Finance, Inc.	733,095
28,010	Bank OZK	1,318,151
26,057	CNO Financial Group, Inc.	1,005,279
3,736	Everest Re Group Ltd.	1,269,680
31,265	EZCORP, Inc., Class A(a)	433,958
98,177	First Horizon Corporation	2,081,353
95,616	FNB Corporation(a)	1,394,081
58,309	Fulton Financial Corporation	1,051,894
9,453	Hanover Insurance Group, Inc. (The)	1,605,781
7,204	Lakeland Financial Corporation	442,686
18,107	NBT Bancorp, Inc.	752,346
10,998	OFG Bancorp	470,714
5,948	Raymond James Financial, Inc.	912,245
9,776	Reinsurance Group of America, Inc.	1,939,167
15,609	Selective Insurance Group, Inc.	1,352,520
7,600	Stifel Financial Corporation(a)	788,728
11,801	StoneX Group, Inc.(a)	1,075,543
24,420	Unum Group	1,972,158
7,255	Westamerica BanCorporation	351,432
		24,899,175
	Health Care - 7.7%
63,600	AdaptHealth Corporation(a)	599,748
4,089	Addus HomeCare Corporation(a)	471,012
34,664	BioMarin Pharmaceutical, Inc.(a)	1,905,480
11,581	Cardinal Health, Inc.	1,945,608
20,385	DexCom, Inc.(a)	1,779,407

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Health Care - 7.7% (Continued)
7,478	Encompass Health Corporation	$917,027
49,001	Premier, Inc., Class A	1,074,592
8,683	Tenet Healthcare Corporation(a)	1,528,208
		10,221,082
	Industrials - 14.6%
19,025	AAR Corporation(a)	1,308,730
29,002	ABM Industries, Inc.	1,369,184
12,209	Alarm.com Holdings, Inc.(a)	690,663
8,894	Albany International Corporation, Class A(a)	623,736
34,043	Avista Corporation	1,291,932
8,560	FTI Consulting, Inc.(a)	1,382,439
45,571	GATES INDUSTRIAL CORP PLC(a)	1,049,500
5,655	Heidrick & Struggles International, Inc.	258,773
5,900	ITT, Inc.	925,297
10,470	Jacobs Solutions, Inc.	1,376,282
11,561	MSC Industrial Direct Company, Inc., Class A	982,916
32,512	NEXTracker, Inc., Class A(a)	1,767,677
3,821	Novanta, Inc.(a)	492,642
16,812	Oshkosh Corporation	1,908,835
60,909	Resideo Technologies, Inc.	1,343,653
10,431	Rollins, Inc.	588,517
4,937	UniFirst Corporation	929,242
44,083	WillScot Holdings Corporation(a)	1,207,874
		19,497,892
	Information Technology - 0.3%
21,759	Photronics, Inc.(a)	409,722

	Materials - 9.0%
67,501	Alcoa Corporation	1,991,955
8,126	AptarGroup, Inc.	1,271,150
27,285	Axalta Coating Systems Ltd.(a)	810,092
7,358	Ecolab, Inc.	1,982,539
59,769	Element Solutions, Inc.	1,353,768
90,539	O-I Glass, Inc.	1,334,545

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Materials - 9.0% (Continued)
15,365	RPM International, Inc.	$1,687,691
48,900	SunCoke Energy, Inc.(a)	420,051
4,491	Vulcan Materials Company	1,171,343
		12,023,134
	Real Estate - 11.4%
16,519	Agree Realty Corporation	1,206,878
11,247	American Assets Trust, Inc.	222,128
51,233	American Homes 4 Rent, Class A	1,847,974
42,747	CareTrust REIT, Inc.	1,308,058
27,555	CubeSmart	1,171,088
19,497	EPR Properties	1,135,895
24,586	Equity LifeStyle Properties, Inc.	1,516,219
27,089	Four Corners Property Trust, Inc.	728,965
17,182	Getty Realty Corporation	474,910
5,732	Jones Lang LaSalle, Inc.(a)	1,466,131
44,859	NNN REIT, Inc.	1,937,013
52,190	Rexford Industrial Realty, Inc.	1,856,398
26,867	SITE Centers Corporation(a)	303,866
		15,175,523
	Technology - 6.1%
5,849	Broadridge Financial Solutions, Inc.	1,421,482
2,170	CACI International, Inc., Class A(a)	1,034,439
14,333	Ciena Corporation(a)	1,165,702
7,996	CSG Systems International, Inc.	522,219
9,180	Digi International, Inc.(a)	320,015
36,226	DoubleVerify Holdings, Inc.(a)	542,303
4,820	Euronet Worldwide, Inc.(a)	488,652
13,439	EVERTEC, Inc.	484,476
20,321	LiveRamp Holdings, Inc.(a)	671,406
14,940	MAXIMUS, Inc.	1,048,788
45,230	Sprinklr, Inc., Class A(a)	382,646
		8,082,128
	Utilities - 6.7%
27,698	California Water Service Group	1,259,705

See accompanying notes to financial statements.

NAA SMID-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Utilities - 6.7% (Continued)
20,399	Evergy, Inc.	$1,406,103
45,171	FirstEnergy Corporation	1,818,584
43,604	OGE Energy Corporation	1,935,146
7,567	Ormat Technologies, Inc.	633,812
10,537	Pinnacle West Capital Corporation	942,745
18,536	SJW Group	963,316
		8,959,411

	TOTAL COMMON STOCKS (Cost $127,128,385)	130,066,798

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
10,232	iShares Russell Mid-Cap Value ETF	1,352,057
6,911	Vanguard Small-Cap Value ETF	1,347,714
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,616,398)	2,699,771

	TOTAL INVESTMENTS - 99.6% (Cost $129,744,783)	$132,766,569
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	551,067
	NET ASSETS - 100.0%	$133,317,636

(a)	Non-income producing security.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3%
	Communications - 3.2%
24,439	Comcast Corporation, Class A	$872,228
1,949	Fox Corporation, Class A	109,222
4,488	Interpublic Group of Companies, Inc. (The)	109,866
37,136	KDDI Corporation	639,431
1,532	Omnicom Group, Inc.	110,212
18,008	Orange S.A.	273,938
5,479	Rogers Communications Inc, Class B	162,466
372,752	SoftBank Corporation	577,128
3,192	T-Mobile US, Inc.	760,526
		3,615,017
	Consumer Discretionary - 7.9%
4,121	Bunzl plc	131,228
7,013	Cie Generale des Etablissements Michelin	260,530
2,951	eBay, Inc.(a)	219,731
24,800	Ford Motor Company	269,080
493	Games Workshop Group PLC	109,757
6,164	General Motors Company	303,330
925	Genuine Parts Company	112,212
6,585	Home Depot, Inc. (The)	2,414,325
1,589	Lennar Corporation, Class A	175,759
2,896	LKQ Corporation	107,181
2,503	LVMH Moet Hennessy Louis Vuitton S.E.	1,310,758
3,769	Magna International, Inc.	145,656
1,492	Marriott International, Inc., Class A	407,629
11,574	Mercedes-Benz Group AG	677,400
2,266	Ross Stores, Inc.	289,096
1,598	Royal Caribbean Cruises Ltd.	500,398
8,629	Sekisui House Ltd.	190,697
25,316	Suzuki Motor Corporation	306,366
7,202	TJX Companies, Inc. (The)	889,375
		8,820,508
	Consumer Staples - 10.3%
19,300	Asahi Group Holdings Ltd.	258,285
21,529	British American Tobacco plc	1,023,319

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Consumer Staples - 10.3% (Continued)
1,604	Church & Dwight Company, Inc.	$154,160
25,182	Coca-Cola Company (The)	1,781,627
2,236	Coca-Cola Europacific Partners plc	207,322
5,310	Colgate-Palmolive Company	482,679
1,027	Constellation Brands, Inc., Class A	167,072
6,278	Danone S.A.	512,888
1,406	Estee Lauder Companies, Inc. (The), Class A	113,605
12,255	Kenvue, Inc.	256,497
15,899	Koninklijke Ahold Delhaize N.V.	664,799
15,571	Nestle S.A.	1,547,091
8,835	PepsiCo, Inc.	1,166,573
1,297	Royal Unibrew A/S	105,974
73,214	Tesco PLC	403,272
27,754	Walmart, Inc.	2,713,787
		11,558,950
	Energy - 5.1%
9,889	Chevron Corporation	1,416,006
25,749	Exxon Mobil Corporation	2,775,742
2,382	s.a. D’Ieteren n.v.(a)	511,751
8,616	Schlumberger Ltd.	291,221
15,306	TC Energy Corporation(a)	747,034
		5,741,754
	Financials - 30.2%
1,666	Allstate Corporation (The)	335,382
17,232	AXA S.A.	845,768
34,773	Banco Bilbao Vizcaya Argentaria S.A.	534,701
90,792	Banco Santander S.A.	751,467
15,459	Bank of Ireland Group PLC	220,049
4,526	Bank of New York Mellon Corporation (The)	412,364
17,874	Bank of Nova Scotia (The)	988,108
9,125	Beazley Plc	117,106
9,894	BNP Paribas	889,411
4,086	Capital One Financial Corporation	869,337
2,373	Chubb Ltd.	687,506

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Financials - 30.2% (Continued)
11,705	Citigroup, Inc.	$996,330
19,730	Danske Bank A/S	804,641
2,982	Deutsche Boerse A.G.	972,575
13,935	DNB Bank ASA	385,210
320	Everest Re Group Ltd.	108,752
1,867	Goldman Sachs Group, Inc. (The)	1,321,369
977	Hannover Rueck S.E.	307,485
193,961	HSBC Holdings PLC	2,347,573
53,671	ING Groep N.V.	1,177,475
124,776	Intesa Sanpaolo SpA	718,895
24,976	JAPAN POST HOLDINGS CO LT	231,587
17,154	JPMorgan Chase & Company	4,973,117
1,858	Julius Baer Group Ltd.	125,615
64,416	Legal & General Group plc	225,106
159,132	Mitsubishi UFJ Financial Group, Inc.	2,190,924
33,052	Mizuho Financial Group, Inc.	916,314
7,738	Morgan Stanley	1,089,975
5,640	National Bank of Canada	581,842
34,545	Nordea Bank Abp	514,148
1,118	Northern Trust Corporation	141,751
1,125	Raymond James Financial, Inc.	172,541
21,477	Standard Chartered PLC	355,808
51,240	Sumitomo Mitsui Financial Group, Inc.	1,292,829
9,300	Sumitomo Mitsui Trust Holdings, Inc.	247,884
43,768	Svenska Handelsbanken A.B., A Shares	585,027
25,729	Swedbank AB, Class A	681,288
170	Swiss Life Holding A.G.	171,971
1,609	Sydbank A/S(a)	119,349
971	Talanx A.G.(a)	125,692
1,910	Thomson Reuters Corporation	383,988
25,696	Tokio Marine Holdings, Inc.	1,090,247
1,414	Travelers Companies, Inc. (The)	378,302
19,518	UBS Group Ag	660,523
12,338	UniCredit SpA	827,038

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Financials - 30.2% (Continued)
1,878	W R Berkley Corporation	$137,977
		34,012,347
	Health Care - 8.8%
3,445	Amgen, Inc.	961,878
1,679	Cigna Group (The)	555,044
7,628	CVS Health Corporation	526,179
8,097	Gilead Sciences, Inc.	897,714
47,344	GlaxoSmithKline plc	903,263
725	Humana, Inc.	177,248
8,340	Medtronic PLC	726,998
16,180	Merck & Company, Inc.	1,280,810
11,828	Novartis A.G.	1,433,702
11,405	Sanofi S.A.	1,104,364
2,232	Stryker Corporation	883,046
3,011	Zoetis, Inc.	469,565
		9,919,811
	Industrials - 9.8%
9,597	ABB Ltd.	572,264
4,630	Ashtead Group PLC	296,715
13,380	Canadian Pacific Kansas City Ltd.(a)	1,062,651
2,164	Cintas Corporation	482,290
4,523	Delta Air Lines, Inc.	222,441
950	Expeditors International of Washington, Inc.	108,538
1,558	General Dynamics Corporation	454,406
55,939	Hexagon A.B	562,690
3,100	Hoshizaki Corp(a)	107,100
1,314	Lockheed Martin Corporation	608,566
27,160	Mitsubishi Electric Corporation(a)	586,647
3,444	PACCAR, Inc.	327,387
1,909	Rollins, Inc.	107,706
12,351	Siemens A.G.	3,166,308
359	Snap-on, Inc.	111,714
3,937	Southwest Airlines Company	127,716
1,368	Spirax-Sarco Engineering PLC(a)	111,816

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Industrials - 9.8% (Continued)
9,200	Tokyo Metro Company Ltd.	$107,151
1,402	Trane Technologies PLC	613,249
355	TransDigm Group, Inc.(a)	539,827
4,740	United Parcel Service, Inc., Class B	478,456
1,570	Xylem, Inc.	203,095
		10,958,733
	Materials - 2.5%
7,223	Agnico Eagle Mines Ltd.(a)	860,327
3,316	Amrize Ltd.(a)	165,424
1,635	Ecolab, Inc.	440,534
5,332	Lafarge Holcim - Reclaim	395,834
1,844	LyondellBasell Industries N.V., Class A	106,694
6,137	Newmont Corporation	357,542
15,140	Nippon Steel Corporation	287,285
3,263	Smurfit WestRock plc	140,798
		2,754,438
	Real Estate - 1.5%
4,480	Aena SME S.A.	119,572
897	AvalonBay Communities, Inc.	182,540
409	Essex Property Trust, Inc.	115,911
3,548	Invitation Homes, Inc.	116,374
140	Japan Real Estate Investment Corp.	114,601
5,585	Realty Income Corporation	321,751
14,720	Segro Plc	137,308
1,972	Simon Property Group, Inc.	317,019
6,631	VICI Properties, Inc.	216,171
		1,641,247
	Technology - 15.8%
4,058	Accenture PLC, Class A	1,212,896
26,977	Broadcom, Inc.	7,436,210
855	CDW Corporation	152,694
24,553	Cisco Systems, Inc.	1,703,487
4,786	Corning, Inc.	251,696
1,840	Dell Technologies, Inc., Class C	225,584

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Technology - 15.8% (Continued)
241	FactSet Research Systems, Inc.	$107,794
1,028	Garmin Ltd.	214,564
8,614	Hewlett Packard Enterprise Company	176,156
5,624	International Business Machines Corporation	1,657,843
7,774	Lam Research Corporation	756,721
1,070	Motorola Solutions, Inc.	449,892
1,259	NetApp, Inc.	134,146
4,483	Open Text Corpation	130,958
30,200	Panasonic Holdings Corporation	326,155
2,075	Paychex, Inc.	301,830
1,287	Seagate Technology Holdings PLC	185,753
81,892	Sony Group Corporation	2,120,789
10,232	Sumito Electric Ind(a)	219,871
		17,765,039
	Utilities - 2.2%
1,213	American Water Works Company, Inc.	168,741
4,922	Duke Energy Corporation	580,796
6,361	Exelon Corporation	276,195
3,246	FirstEnergy Corporation	130,684
2,933	NiSource, Inc.	118,317
1,201	NRG Energy, Inc.	192,857
3,009	Public Service Enterprise Group, Inc.	253,298
3,310	Severn Trent plc	124,211
6,903	Southern Company (The)	633,901
		2,479,000

	TOTAL COMMON STOCKS (Cost $102,024,454)	109,266,844

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
7,514	iShares MSCI EAFE ETF	671,676
1,270	SPDR S&P 500 ETF Trust ETF	784,670

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0% (Continued)
	Equity - 2.0% (Continued)
1,381	Vanguard S&P 500 ETF	$784,449
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,168,988)	2,240,795

	TOTAL INVESTMENTS - 99.3% (Cost $104,193,442)	$111,507,639
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	802,661
	NET ASSETS - 100.0%	$112,310,300

(a)	Non-income producing security.

plc – Private Limited Company

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Assets and Liabilities (Unaudited)

June 30, 2025

	NAA All Cap Value Series	NAA Large Cap Value Series	NAA Large Core Series	NAA Large Growth Series	NAA Mid Growth Series
Assets:
Investments in securities, at cost	$82,110,541	$179,886,818	$232,301,009	$50,982,080	$170,000,290
Investments in securities, at value	$85,131,629	$190,833,357	$249,886,185	$57,758,771	$169,482,690
Cash	535,789	1,458,131	1,943,497	433,345	1,249,855
Receivable for Portfolio shares sold	6,606	1,713	6,437	767,709	441
Interest receivable	7	-	86	-	53
Dividends receivable	106,696	220,377	144,317	9,094	63,343
Prepaid expenses	4,219	5,635	23,336	6,426	30,136
Total Assets	85,784,946	192,519,213	252,003,858	58,975,345	170,826,518
Liabilities:
Payable for Portfolio shares redeemed	7,321	30,682	27,130	12,008	506,516
Accrued investment advisory fees	39,019	76,070	116,885	28,741	114,400
Accrued distribution (12b-1) fees	37,834	84,429	108,525	24,801	74,681
Accrued administrative fees	24,205	41,157	45,970	17,700	34,434
Accrued transfer agency fees	17,613	24,122	32,287	12,922	26,560
Accrued miscellaneous fees	62,129	101,369	107,898	51,759	77,626
Total Liabilities	188,121	357,829	438,695	147,931	834,217
Net Assets	$85,596,825	$192,161,384	$251,565,163	$58,827,414	$169,992,301

Components of Net Assets:
Paid-in capital	$58,251,224	$125,855,364	$174,465,852	$39,288,961	$157,724,691
Accumulated earnings	27,345,601	66,306,020	77,099,311	19,538,453	12,267,610
Net Assets	$85,596,825	$192,161,384	$251,565,163	$58,827,414	$169,992,301

Net assets	$85,596,825	$192,161,384	$251,565,163	$58,827,414	$169,992,301
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,445,022	4,436,029	4,817,059	2,248,897	3,217,185
Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$35.01	$43.32	$52.22	$26.16	$52.84

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Assets and Liabilities (Unaudited) (Continued)

June 30, 2025

	NAA Small Cap Value Series	NAA Small Growth Series	NAA SMid-Cap Value Series	NAA World Equity Income Series
Assets:
Investments in securities, at cost	$50,572,124	$24,353,944	$129,744,783	$104,193,442
Investments in securities, at value	$46,804,132	$25,225,450	$132,766,569	$111,507,639
Cash	1,066,610	226,704	654,064	615,208
Foreign Cash (Cost $-, -, -,69,588)	-	-	-	69,588
Receivable for securities sold	-	-	-	13,601
Receivable for Portfolio shares sold	6,136	34	8,157	-
Interest receivable	11	19	52	102
Dividends receivable	59,748	16,177	209,155	157,928
Reclaims receivable	-	-	-	189,276
Prepaid expenses	8,781	1,878	13,109	8,867
Total Assets	47,945,418	25,470,262	133,651,106	112,562,209
Liabilities:
Payable for Portfolio shares redeemed	43,912	22,372	39,284	17,809
Payable for securities purchased	418,988	-	-	13,653
Accrued investment advisory fees	31,346	14,959	109,419	65,703
Accrued distribution (12b-1) fees	26,130	11,072	59,541	49,061
Accrued administrative fees	18,766	13,905	33,647	23,594
Accrued transfer agency fees	16,945	10,748	11,351	19,577
Accrued miscellaneous fees	46,883	42,872	80,228	62,512
Total Liabilities	602,970	115,928	333,470	251,909
Net Assets	$47,342,448	$25,354,334	$133,317,636	$112,310,300

Components of Net Assets:
Paid-in capital	$40,836,507	$26,445,646	$97,135,551	$82,106,649
Accumulated earnings (losses)	6,505,941	(1,091,312)	36,182,085	30,203,651
Net Assets	$47,342,448	$25,354,334	$133,317,636	$112,310,300

Net assets	$47,342,448	$25,354,334	$133,317,636	$112,310,300
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,155,379	835,109	1,761,878	6,976,405
Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$40.98	$30.36	$75.67	$16.10

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2025

	NAA All Cap Value Series	NAA Large Cap Value Series	NAA Large Core Series	NAA Large Growth Series	NAA Mid Growth Series
Investment Income:
Dividend income	$855,253	$1,864,316	$1,503,380	$150,402	$644,133
Interest income	7,089	14,944	19,130	4,038	15,127
Foreign taxes withheld	(741)	(1,188)	-	(123)	(2,632)
Total Investment Income	861,601	1,878,072	1,522,510	154,317	656,628
Expenses:
Investment advisory fees	297,839	618,494	904,469	178,860	592,521
Distribution fees (12b-1)	106,371	237,882	301,490	68,792	197,507
Administration fees	34,446	63,271	76,155	24,175	51,772
Transfer agent fees	20,596	24,038	31,064	17,141	27,095
Printing and postage expenses	1,199	1,199	3,198	1,500	4,199
Miscellaneous fees and other expenses	65,791	124,049	141,796	64,162	88,475
Total Expenses	526,242	1,068,933	1,458,172	354,630	961,569
Expenses waived/reimbursed	(140,430)	(282,117)	(364,459)	(94,910)	(191,737)
Net Expenses	385,812	786,816	1,093,713	259,720	769,832
Net Investment Income (Loss)	475,789	1,091,256	428,797	(105,403)	(113,204)

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	4,111,351	15,310,037	5,252,299	(254,270)	1,390,878

Net change in unrealized appreciation/(depreciation) on:
Investments	(1,740,640)	(8,291,493)	5,858,390	3,855,403	1,571,650

Net Realized and Unrealized Gain on Investments	2,370,711	7,018,544	11,110,689	3,601,133	2,962,528

Net Increase in Net Assets Resulting from Operations	$2,846,500	$8,109,800	$11,539,486	$3,495,730	$2,849,324

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended June 30, 2025

	NAA Small Cap Value Series	NAA Small Growth Series	NAA SMid-Cap Value Series	NAA World Equity Income Series
Investment Income:
Dividend income	$529,336	$144,828	$1,510,794	$1,644,383
Interest income	4,850	2,401	11,334	15,524
Foreign taxes withheld	-	-	(2,048)	(114,873)
Total Investment Income	534,186	147,229	1,520,080	1,545,034
Expenses:
Investment advisory fees	179,982	92,224	501,539	380,284
Distribution fees (12b-1)	59,994	30,741	167,180	135,815
Administration fees	23,804	16,754	48,790	40,043
Transfer agent fees	18,230	15,430	12,776	21,940
Printing and postage expenses	3,076	1,199	1,500	1,500
Registration & filing fees	13,215	15,215	25,393	17,215
Miscellaneous fees and other expenses	26,097	37,709	68,851	46,950
Total Expenses	324,398	209,272	826,029	643,747
Expenses waived/reimbursed	(51,903)	(77,211)	(199,688)	(139,342)
Net Expenses	272,495	132,061	626,341	504,405
Net Investment Income	261,691	15,168	893,739	1,040,629

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	86,922	(92,512)	(1,020,524)	1,907,485
Foreign currency translations	-	-	-	(35,972)
	86,922	(92,512)	(1,020,524)	1,871,513
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,360,434)	978,121	63,688	6,140,416
Foreign currency translations	-	-	-	21,625
	(4,360,434)	978,121	63,688	6,162,041
Net Realized and Unrealized Gain/(Loss) on Investments	(4,273,512)	885,609	(956,836)	8,033,554

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,011,821)	$900,777	$(63,097)	$9,074,183

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets

	NAA All Cap Value Series		NAA Large Cap Value Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$475,789	$1,258,076	$1,091,256	$3,085,233
Net realized gain on investments	4,111,351	20,370,680	15,310,037	39,766,631
Net change in unrealized depreciation on investments	(1,740,640)	(12,321,331)	(8,291,493)	(16,980,126)
Net increase in net assets resulting from operations	2,846,500	9,307,425	8,109,800	25,871,738
From Distributions to Shareholders:
Total Distributions Paid	-	(6,287,518)	-	(17,908,003)
Total distributions to shareholders	-	(6,287,518)	-	(17,908,003)
From Shares of Beneficial Interest:
Proceeds from shares sold	546,193	1,957,443	1,589,925	3,734,900
Reinvestment of distributions	-	6,287,518	-	17,908,003
Cost of shares redeemed	(7,676,143)	(14,749,269)	(16,212,359)	(30,507,642)
Net decrease in net assets from share transactions of beneficial interest	(7,129,950)	(6,504,308)	(14,622,434)	(8,864,739)
Total Decrease In Net Assets	(4,283,450)	(3,484,401)	(6,512,634)	(901,004)

Net Assets:
Beginning of year/period	89,880,275	93,364,676	198,674,018	199,575,022
End of year/period	$85,596,825	$89,880,275	$192,161,384	$198,674,018

SHARE ACTIVITY
Shares Sold	16,095	56,641	38,074	88,846
Shares Reinvested	-	186,131	-	438,277
Shares Redeemed	(228,423)	(429,933)	(389,460)	(726,045)
Net decrease in shares of beneficial interest outstanding	(212,328)	(187,161)	(351,386)	(198,922)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Large Core Series		NAA Large Growth Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income/(loss)	$428,797	$7,085,413	$(105,403)	$1,400,559
Net realized gain/(loss) on investments	5,252,299	60,736,808	(254,270)	16,468,537
Net change in unrealized appreciation (depreciation) on investments	5,858,390	(11,617,206)	3,855,403	(3,015,347)
Net increase in net assets resulting from operations	11,539,486	56,205,015	3,495,730	14,853,749
From Distributions to Shareholders:
Total Distributions Paid	-	(7,520,187)	-	(1,441,067)
Total distributions to shareholders	-	(7,520,187)	-	(1,441,067)
From Shares of Beneficial Interest:
Proceeds from shares sold	1,463,629	4,612,268	1,732,674	6,582,849
Reinvestment of distributions	-	7,520,187	-	1,441,067
Cost of shares redeemed	(16,069,159)	(33,689,927)	(5,855,194)	(10,711,798)
Net decrease in net assets from share transactions of beneficial interest	(14,605,530)	(21,557,472)	(4,122,520)	(2,687,882)
Total Increase/(Decrease) In Net Assets	(3,066,044)	27,127,356	(626,790)	10,724,800

Net Assets:
Beginning of year/period	254,631,207	227,503,851	59,454,204	48,729,404
End of year/period	$251,565,163	$254,631,207	$58,827,414	$59,454,204

SHARE ACTIVITY
Shares Sold	29,726	100,582	69,739	285,142
Shares Reinvested	-	161,724	-	64,333
Shares Redeemed	(329,727)	(728,156)	(251,075)	(482,839)
Net decrease in shares of beneficial interest outstanding	(300,001)	(465,850)	(181,336)	(133,364)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Mid Growth Series		NAA Small Cap Value Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income/(loss)	$(113,204)	$4,675,386	$261,691	$481,100
Net realized gain on investments	1,390,878	46,041,837	86,922	11,224,579
Net change in unrealized appreciation (depreciation) on investments	1,571,650	(22,971,363)	(4,360,434)	(6,968,603)
Net increase/(decrease) in net assets resulting from operations	2,849,324	27,745,860	(4,011,821)	4,737,076
From Distributions to Shareholders:
Total Distributions Paid	-	(5,214,553)	-	(3,254,989)
Total distributions to shareholders	-	(5,214,553)	-	(3,254,989)
From Shares of Beneficial Interest:
Proceeds from shares sold	18,658,971	3,844,451	2,146,816	3,238,916
Reinvestment of distributions	-	5,214,553	-	3,254,989
Cost of shares redeemed	(9,490,960)	(46,944,857)	(3,986,384)	(17,001,410)
Net increase/(decrease) in net assets from share transactions of beneficial interest	9,168,011	(37,885,853)	(1,839,568)	(10,507,505)
Total Increase (Decrease) In Net Assets	12,017,335	(15,354,546)	(5,851,389)	(9,025,418)

Net Assets:
Beginning of year/period	157,974,966	173,329,512	53,193,837	62,219,255
End of year/period	$169,992,301	$157,974,966	$47,342,448	$53,193,837

SHARE ACTIVITY
Shares Sold	381,404	75,983	51,572	72,783
Shares Reinvested	-	106,965	-	75,173
Shares Redeemed	(186,127)	(935,609)	(96,849)	(388,416)
Net increase/(decrease) in shares of beneficial interest outstanding	195,277	(752,661)	(45,277)	(240,460)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Small Growth Series		NAA SMid-Cap Value Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$15,168	$657,112	$893,739	$1,474,152
Net realized gain/(loss) on investments	(92,512)	5,579,688	(1,020,524)	36,033,220
Net change in unrealized appreciation (depreciation) on investments	978,121	(3,052,933)	63,688	(23,429,634)
Net increase/(decrease) in net assets resulting from operations	900,777	3,183,867	(63,097)	14,077,738
From Distributions to Shareholders:
Total Distributions Paid	-	(788,282)	-	(6,242,116)
Total distributions to shareholders	-	(788,282)	-	(6,242,116)
From Shares of Beneficial Interest:
Proceeds from shares sold	183,872	785,249	543,979	3,420,683
Reinvestment of distributions	-	788,282	-	6,242,116
Cost of shares redeemed	(1,542,233)	(4,786,765)	(10,565,182)	(34,652,302)
Net decrease in net assets from share transactions of beneficial interest	(1,358,361)	(3,213,234)	(10,021,203)	(24,989,503)
Total Decrease In Net Assets	(457,584)	(817,649)	(10,084,300)	(17,153,881)

Net Assets:
Beginning of year/period	25,811,918	26,629,567	143,401,936	160,555,817
End of year/period	$25,354,334	$25,811,918	$133,317,636	$143,401,936

SHARE ACTIVITY
Shares Sold	6,558	27,227	7,185	47,160
Shares Reinvested	-	27,514	-	83,753
Shares Redeemed	(54,182)	(168,094)	(142,883)	(458,572)
Net decrease in shares of beneficial interest outstanding	(47,624)	(113,353)	(135,698)	(327,659)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA World Equity Income Series
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,040,629	$2,221,224
Net realized gain on investments	1,871,513	21,160,529
Net change in unrealized appreciation (depreciation) on investments	6,162,041	(9,638,330)
Net increase in net assets resulting from operations	9,074,183	13,743,423
From Distributions to Shareholders:
Total Distributions Paid	-	(3,114,326)
Total distributions to shareholders	-	(3,114,326)
From Shares of Beneficial Interest:
Proceeds from shares sold	1,670,070	2,992,282
Reinvestment of distributions	-	3,114,326
Cost of shares redeemed	(9,596,091)	(18,460,050)
Net decrease in net assets from share transactions of beneficial interest	(7,926,021)	(12,353,442)
Total Increase/(Decrease) In Net Assets	1,148,162	(1,724,345)

Net Assets:
Beginning of year/period	111,162,138	112,886,483
End of year/period	$112,310,300	$111,162,138

SHARE ACTIVITY
Shares Sold	111,589	200,774
Shares Reinvested	-	210,285
Shares Redeemed	(631,823)	(1,255,057)
Net decrease in shares of beneficial interest outstanding	(520,234)	(843,998)

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA All Cap Value Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$33.82		$32.82		$33.47		$38.53		$31.06		$32.89
Income (loss) from investment operations:
Net investment income (a)	0.19		0.46		0.53		0.52		0.38		0.56
Net realized and unrealized gain (loss) on investments	1.00		2.90		2.24		(1.15)		7.93		(0.33)
Total income (loss) from investment operations	1.19		3.36		2.77		(0.63)		8.31		0.23
Less distributions from:
Net investment income	-		(0.57)		(0.53)		(0.43)		(0.65)		(0.52)
Net realized gain	-		(1.79)		(2.89)		(4.00)		(0.19)		(1.54)
Total distributions	-		(2.36)		(3.42)		(4.43)		(0.84)		(2.06)
Net asset value, end of year/period	$35.01		$33.82		$32.82		$33.47		$38.53		$31.06
Total return (b)(c)	3.52	%(h)	10.25%		8.52%		(1.17)%		26.95%		1.88%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$85,597		$89,880		$93,365		$93,912		$103,134		$91,661
Net Investment Income (d)	1.12	%(i)	1.33%		1.63%		1.45%		1.06%		2.03%
Total Expenses (d)	1.24	%(i)	1.13%		1.14%		1.11%		1.13%		1.21%
Net Expenses (e)	0.91	%(i)	0.84%		0.85	%(f)	0.86	%(f)	0.87	%(f)	0.87	%(f)
Portfolio turnover rate	70	%(h)	12	%(g)	25%		30%		26%		22%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					0.85%		0.86%		0.87%		0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Cap Value Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$41.50		$40.02		$41.24		$46.81		$37.61		$40.55
Income (loss) from investment operations:
Net investment income (a)	0.24		0.63		0.69		0.67		0.52		0.82
Net realized and unrealized gain (loss) on investments	1.58		4.70		3.00		(1.48)		9.58		(0.51)
Total income (loss) from investment operations	1.82		5.33		3.69		(0.81)		10.10		0.31
Less distributions from:
Net investment income	-		(0.75)		(0.71)		(0.60)		(0.90)		(0.74)
Net realized gain	-		(3.10)		(4.20)		(4.16)		(0.00	)(b)	(2.51)
Total distributions	-		(3.85)		(4.91)		(4.76)		(0.90)		(3.25)
Net asset value, end of year/period	$43.32		$41.50		$40.02		$41.24		$46.81		$37.61
Total return (b)(c)	4.39	%(h)	13.46%		9.27%		(1.32)%		27.03%		2.21%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$192,161		$198,674		$199,575		$212,337		$236,817		$208,548
Net Investment Income (d)	1.15	%(i)	1.51%		1.72%		1.53%		1.20%		2.40%
Total Expenses (d)	1.12	%(i)	1.02%		1.02%		1.02%		1.03%		1.09%
Net Expenses (e)	0.83	%(i)	0.76%		0.77	%(f)	0.78	%(f)	0.79	%(f)	0.79	%(f)
Portfolio turnover rate	50	%(h)	8	%(g)	22%		25%		22%		19%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					0.77%		0.78%		0.79%		0.79%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Core Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$49.76		$40.75		$32.61		$56.79		$49.39		$44.24
Income (loss) from investment operations:
Net investment income (a)	0.09		1.32		1.30		0.64		0.26		0.38
Net realized and unrealized gain (loss) on investments	2.37		9.12		7.43		(11.88)		13.22		7.46
Total income (loss) from investment operations	2.46		10.44		8.73		(11.24)		13.48		7.84
Less distributions from:
Net investment income	-		(1.43)		(0.59)		(0.27)		(0.41)		(0.74)
Net realized gain	-		-		-		(12.67)		(5.67)		(1.95)
Total distributions	-		(1.43)		(0.59)		(12.94)		(6.08)		(2.69)
Net asset value, end of year/period	$52.22		$49.76		$40.75		$32.61		$56.79		$49.39
Total return (b)(c)	4.94	%(h)	25.88%		26.90%		(20.67)%		28.48%		18.78%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$251,565		$254,631		$227,504		$196,114		$269,971		$230,088
Net Investment Income (d)	0.36	%(i)	2.87%		3.58%		1.54%		0.49%		0.88%
Total Expenses (d)	1.21	%(i)	1.16%		1.31%		1.18%		1.14%		1.22%
Net Expenses (e)	0.91	%(i)	0.89%		1.03	%(f)	0.92	%(f)	0.85	%(f)	0.89	%(f)
Portfolio turnover rate	51	%(h)	123	%(g)	52%		63%		34%		63%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					0.84%		0.87%		0.84%		0.87%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Large Growth Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$24.46		$19.01		$13.76		$26.38		$25.79		$19.82
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)		0.57		0.55		0.24		0.09		0.16
Net realized and unrealized gain (loss) on investments	1.75		5.49		4.92		(7.87)		6.51		7.07
Total income (loss) from investment operations	1.70		6.06		5.47		(7.63)		6.60		7.23
Less distributions from:
Net investment income	-		(0.61)		(0.22)		(0.09)		(0.17)		(0.28)
Net realized gain	-		-		-		(4.90)		(5.84)		(0.98)
Total distributions	-		(0.61)		(0.22)		(4.99)		(6.01)		(1.26)
Net asset value, end of year/period	$26.16		$24.46		$19.01		$13.76		$26.38		$25.79
Total return (b)(c)	6.95	%(h)	32.18%		39.91%		(30.69)%		27.77%		37.87%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$58,827		$59,454		$48,729		$37,061		$57,977		$49,478
Net Investment Income (loss) (d)	(0.38	)%(i)	2.59%		3.35%		1.34%		0.34%		0.73%
Total Expenses (d)	1.29	%(i)	1.15%		1.51%		1.21%		1.20%		1.29%
Net Expenses (e)	0.94	%(i)	0.85%		1.18	%(f)	0.92	%(f)	0.88	%(f)	0.88	%(f)
Portfolio turnover rate	29	%(h)	121	%(g)	57%		65%		40%		66%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					0.88%		0.89%		0.87%		0.88%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Mid Growth Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$52.28		$45.92		$36.82		$71.17		$72.46		$58.49
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)		1.36		1.37		0.66		0.22		0.39
Net realized and unrealized gain (loss) on investments	0.60		6.51		8.32		(20.02)		9.44		17.43
Total income (loss) from investment operations	0.56		7.87		9.69		(19.36)		9.66		17.82
Less distributions from:
Net investment income	-		(1.51)		(0.59)		(0.20)		(0.40)		(0.84)
Net realized gain	-		-		-		(14.79)		(10.55)		(3.01)
Total distributions	-		(1.51)		(0.59)		(14.99)		(10.95)		(3.85)
Net asset value, end of year/period	$52.84		$52.28		$45.92		$36.82		$71.17		$72.46
Total return (b)(c)	1.07	%(h)	17.37%		26.41%		(27.78)%		13.69%		32.10%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$169,992		$157,975		$173,330		$145,173		$198,627		$190,920
Net Investment Income (loss) (d)	(0.14	)%(i)	2.72%		3.35%		1.42%		0.30%		0.66%
Total Expenses (d)	1.22	%(i)	1.16%		1.35%		1.18%		1.16%		1.22%
Net Expenses (e)	0.97	%(i)	0.92%		1.11	%(f)	0.96	%(f)	0.89	%(f)	0.89	%(f)
Portfolio turnover rate	56	%(h)	165	%(g)	67%		87%		60%		71%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					0.91%		0.91%		0.87%		0.88%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Small Cap Value Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$44.30		$43.17		$42.29		$46.70		$37.30		$41.39
Income (loss) from investment operations:
Net investment income (a)	0.22		0.36		0.47		0.51		0.27		0.32
Net realized and unrealized gain (loss) on investments	(3.54)		3.26		3.68		(2.37)		9.47		(1.36)
Total income (loss) from investment operations	(3.32)		3.62		4.15		(1.86)		9.74		(1.04)
Less distributions from:
Net investment income	-		(0.53)		(0.56)		(0.31)		(0.34)		(0.37)
Net realized gain	-		(1.96)		(2.71)		(2.24)		-		(2.68)
Total distributions	-		(2.49)		(3.27)		(2.55)		(0.34)		(3.05)
Net asset value, end of year/period	$40.98		$44.30		$43.17		$42.29		$46.70		$37.30
Total return (b)(c)	(7.49	)%(h)	8.51%		10.29%		(3.74)%		26.18%		(0.97)%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$47,342		$53,194		$62,219		$64,384		$73,837		$64,418
Net Investment Income (d)	1.09	%(i)	0.82%		1.15%		1.17%		0.61%		0.97%
Total Expenses (d)	1.35	%(i)	1.27%		1.23%		1.21%		1.21%		1.29%
Net Expenses (e)	1.14	%(i)	1.12%		1.11	%(f)	1.12	%(f)	1.13	%(f)	1.14	%(f)
Portfolio turnover rate	68	%(h)	15	%(g)	25%		38%		32%		32%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					1.11%		1.12%		1.13%		1.13%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA Small Growth Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$29.24		$26.73		$22.38		$46.01		$44.91		$34.53
Income (loss) from investment operations:
Net investment income (a)	0.02		0.70		0.75		0.38		0.10		0.17
Net realized and unrealized gain (loss) on investments	1.10		2.67		3.94		(12.10)		2.82		10.65
Total income (loss) from investment operations	1.12		3.37		4.69		(11.72)		2.92		10.82
Less distributions from:
Net investment income	-		(0.86)		(0.34)		(0.11)		(0.19)		(0.44)
Net realized gain	-		-		-		(11.80)		(1.63)		-
Total distributions	-		(0.86)		(0.34)		(11.91)		(1.82)		(0.44)
Net asset value, end of year/period	$30.36		$29.24		$26.73		$22.38		$46.01		$44.91
Total return (b)(c)	3.83	%(i)	12.68	%(g)	21.01%		(26.61)%		6.54%		31.82%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$25,354		$25,812		$26,630		$24,293		$37,011		$37,989
Net Investment Income (d)	0.12	%(j)	2.47%		3.11%		1.29%		0.22%		0.49%
Total Expenses (d)	1.70	%(j)	1.45%		1.65%		1.43%		1.39%		1.50%
Net Expenses (e)	1.07	%(j)	1.04%		1.19	%(f)	1.05	%(f)	1.00	%(f)	1.02	%(f)
Portfolio turnover rate	38	%(i)	150	%(h)	80%		73%		64%		86%

(a)					Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)					Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)					Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)					Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)					Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)					Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					1.03%		1.04%		1.00%		1.01%

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States and consequently, the net asset values for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.
(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(i)	Not annualized.
(j)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA SMid-Cap Value Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$75.57		$72.15		$71.66		$83.11		$68.31		$69.18
Income (loss) from investment operations:
Net investment income (a)	0.49		0.71		0.91		1.03		0.61		1.21
Net realized and unrealized gain (loss) on investments	(0.39)		5.78		5.86		(3.04)		15.53		1.10	(g)
Total income (loss) from investment operations	0.10		6.49		6.77		(2.01)		16.14		2.31
Less distributions from:
Net investment income	-		(1.01)		(1.10)		(0.70)		(1.34)		(0.77)
Net realized gain	-		(2.06)		(5.18)		(8.74)		-		(2.41)
Total distributions	-		(3.07)		(6.28)		(9.44)		(1.34)		(3.18)
Net asset value, end of year/period	$75.67		$75.57		$72.15		$71.66		$83.11		$68.31
Total return (b)(c)	0.13	%(i)	9.05%		9.73%		(1.86)%		23.75%		4.30%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$133,318		$143,402		$160,556		$165,068		$187,373		$172,440
Net Investment Income (d)	1.34	%(j)	0.95%		1.30%		1.36%		0.76%		2.05%
Total Expenses (d)	1.24	%(j)	1.15%		1.15%		1.13%		1.14%		1.22%
Net Expenses (e)	0.94	%(j)	0.87%		0.88	%(f)	0.89	%(f)	0.90	%(f)	0.90	%(f)
Portfolio turnover rate	61	%(i)	17	%(h)	28%		40%		34%		38%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					0.88%		0.89%		0.90%		0.90%

(g)	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(h)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(i)	Not annualized.
(j)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds Trust

Financial Highlights

NAA World Equity Income Series

Selected data based on a share outstanding throughout each year/period indicated.

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year/period	$14.83		$13.53		$12.37		$17.74		$14.79		$14.45
Income (loss) from investment operations:
Net investment income (a)	0.14		0.28		0.28		0.32		0.34		0.22
Net realized and unrealized gain (loss) on investments	1.13		1.42		1.22		(2.01)		2.86		0.66
Total income (loss) from investment operations	1.27		1.70		1.50		(1.69)		3.20		0.88
Less distributions from:
Net investment income	-		(0.40)		(0.34)		(0.36)		(0.25)		(0.40)
Net realized gain	-		-		-		(3.32)		-		(0.14)
Total distributions	-		(0.40)		(0.34)		(3.68)		(0.25)		(0.54)
Net asset value, end of year/period	$16.10		$14.83		$13.53		$12.37		$17.74		$14.79
Total return (b)(c)	8.56	%(h)	12.59%		12.28%		(9.12)%		21.74%		6.65%

Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$112,310		$111,162		$112,886		$113,334		$138,193		$126,007
Net Investment Income (d)	1.92	%(i)	1.92%		2.22%		2.25%		2.02%		1.70%
Total Expenses (d)	1.18	%(i)	1.14%		1.14%		1.10%		1.15%		1.20%
Net Expenses (e)	0.93	%(i)	0.86%		0.87	%(f)	0.88	%(f)	0.89	%(f)	0.89	%(f)
Portfolio turnover rate	90	%(h)	105	%(g)	177%		140%		185%		196%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had been taken into account these expenses, performance would have been lower. Shares of a series of New Age Variable Funds Trust are available only through the purchase of such products.
(c)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(d)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(e)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

					12/31/2023		12/31/2022		12/31/2021		12/31/2020
					0.87%		0.88%		0.89%		0.89%

(g)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited)
June 30, 2025

1.	ORGANIZATION

New Age Alpha Variable Funds Trust (the “Trust”), a Delaware statutory trust organized on February 6, 2024, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. Each series of the Trust, in effect, is representing a separate diversified fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. As of the close of business on October 25, 2024, each Fund received all of the assets and liabilities of a corresponding series of Guggenheim Variable Funds Trust (each, a “Predecessor Fund”), as discussed in the Trust’s most recent Statement of Additional Information. As of June 30, 2025, the Trust consisted of nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds:

Fund Name	Inception Date	Investment Objective
NAA All Cap Value Series	June 1, 1995	Long-term capital growth
NAA Large Cap Value Series	May 1, 1979	Long-term capital growth
NAA Large Core Series	May 1, 1979	Long-term capital growth
NAA Large Growth Series	May 3, 1999	Long-term capital growth
NAA Mid Growth Series	October 1, 1992	Long-term capital growth
NAA Small Cap Value Series	May 1, 2000	Long-term capital appreciation
NAA Small Growth Series	October 15, 1997	Long-term capital appreciation
NAA SMid-Cap Value Series	May 1, 1997	Long-term capital growth
NAA World Equity Income Series	April 19, 1984	Total return comprised of capital appreciation and current income

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

a. Investment Valuation – The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated New Age Alpha Advisors, LLC (the “Adviser”) as the respective valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from New Age Alpha Advisors, LLC, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and other assets. The Valuation Procedures and Valuation Designee Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System are generally valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded Funds (“ETFs”) and closed-end investment companies are generally valued at the last quoted sale price.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third party pricing service.

Fair Valuation Process – In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures and Valuation Designee Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The following tables summarize the inputs used for the period ended as of June 30, 2025, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA All Cap Value Series
Common Stocks	$83,400,573	$-	$-	$83,400,573
Exchange-Traded Funds	1,731,056	-	-	1,731,056
Total	$85,131,629	$-	$-	$85,131,629

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Cap Value Series
Common Stocks	$186,970,196	$-	$-	$186,970,196
Exchange-Traded Funds	3,863,161	-	-	3,863,161
Total	$190,833,357	$-	$-	$190,833,357

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Core Series
Common Stocks	$244,848,201	$-	$-	$244,848,201
Exchange-Traded Funds	5,037,984	-	-	5,037,984
Total	$249,886,185	$-	$-	$249,886,185

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Growth Series
Common Stocks	$56,594,133	$-	$-	$56,594,133
Exchange-Traded Funds	1,164,638	-	-	1,164,638
Total	$57,758,771	$-	$-	$57,758,771

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Mid Growth Series
Common Stocks	$166,040,875	$-	$-	$166,040,875
Exchange-Traded Funds	3,441,815	-	-	3,441,815
Total	$169,482,690	$-	$-	$169,482,690

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Small Cap Value Series
Common Stocks	$45,443,330	$-	$-	$45,443,330
Exchange-Traded Funds	1,360,802	-	-	1,360,802
Total	$46,804,132	$-	$-	$46,804,132

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Small Growth Series
Common Stocks	$24,714,952	$-	$-	$24,714,952
Exchange-Traded Funds	510,498	-	-	510,498
Total	$25,225,450	$-	$-	$25,225,450

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA SMid-Cap Value Series
Common Stocks	$130,066,798	$-	$-	$130,066,798
Exchange-Traded Funds	2,699,771	-	-	2,699,771
Total	$132,766,569	$-	$-	$132,766,569

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA World Equity Income Series
Common Stocks	$109,266,844	$-	$-	$109,266,844
Exchange-Traded Funds	2,240,795	-	-	2,240,795
Total	$111,507,639	$-	$-	$111,507,639

The Funds did not hold any Level 3 securities during the period.

b. Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

d. Foreign Securities Risk – There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as American Depository Receipts (“ADRs”) and ETFs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

e. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

f. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre‐ approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of June 30, 2025, the Funds had the following cash balances participating in the BBH CMS:

Fund	Cash Balance
NAA All Cap Value Series	$535,789
NAA Large Cap Value Series	1,458,131
NAA Large Core Series	1,943,497
NAA Large Growth Series	433,345
NAA Mid Growth Series	1,249,855
NAA Small Cap Value Series	1,066,610
NAA Small Growth Series	226,704
NAA SMid-Cap Value Series	654,064
NAA World Equity Income Series	615,208

As of June 30, 2025, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund	Foreign Cash Balance
NAA World Equity Income Series	$69,588

g. Federal Income Taxes – The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 through December 31, 2024 or expected to be taken in the Funds’ December 31, 2025 year-end tax return. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

h. Dividends and Distributions – The dividends and distributions paid by the Funds to the insurance company’s separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends, and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

i. Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

j. Indemnification – Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

3.	RISKS

a. Equity Securities Risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

b. Investment Company Risk – Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

c. Preferred Stock Risk – Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

d. Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

e. Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

f. Foreign Securities Risk – Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

g. Depositary Receipt Risk – The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

h. REITs Risk – REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

i. Sector Exposure Risk – Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

j. Market Risk – The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Adviser serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds (the “Advisory Agreement”). As compensation for its services, each Fund pays the Adviser an annual management fee based on its average daily net assets, accrued daily and paid monthly.

Under the Advisory Agreement, for its services, the NAA Large Core Series pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.75% of average daily net assets up to $500 million, 0.725% of average daily net assets over $500 million up to $1 billion, 0.70% of average daily net assets over $1 billion up to $1.5 billion, 0.65% of average daily net assets over $1.5 billion up to $2 billion, 0.60% of average daily net assets over $2 billion up to $2.5 billion, 0.55% of average daily net assets over $2.5 billion up to $3 billion, and 0.50% of average daily net assets over $3 billion. The amount paid to the Adviser for the six months ended June 30, 2025 was $904,469.

Each other Fund pays the Adviser a monthly Management Fee computed at the annual rate as a percentage of its average daily net assets listed in the table below for the six months ended June 30, 2025:

Fund	Advisory Fee %	Advisory Fee $
NAA All Cap Value Series	0.70%	$297,839
NAA Large Cap Value Series	0.65%	618,494
NAA Large Growth Series	0.65%	178,860
NAA Mid Growth Series	0.75%	592,521
NAA Small Cap Value Series	0.75%	179,982
NAA Small Growth Series	0.75%	92,224
NAA SMid-Cap Value Series	0.75%	501,539
NAA World Equity Income Series	0.70%	380,284

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Effective April 30, 2025, under an Expense Limitation Agreement between the Trust and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA All Cap Value Series	1.04%
NAA Large Cap Value Series	0.96%
NAA Large Core Series	0.94%
NAA Large Growth Series	1.01%
NAA Mid Growth Series	1.07%
NAA Small Cap Value Series	1.17%
NAA Small Growth Series	1.14%
NAA SMid-Cap Value Series	1.07%
NAA World Equity Income Series	1.06%

Prior to April 30, 2025, under the amended Expense Limitation Agreement, the Adviser had contractually agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA All Cap Value Series	0.84%
NAA Large Cap Value Series	0.76%
NAA Large Core Series	0.89%
NAA Large Growth Series	0.91%
NAA Mid Growth Series	0.92%
NAA Small Cap Value Series	1.12%
NAA Small Growth Series	1.04%
NAA SMid-Cap Value Series	0.87%
NAA World Equity Income Series	0.86%

Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by a Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of December 31, 2024, the Adviser has waived/reimbursed expenses that may be recovered no later than December 31 of the years indicated below:

Fund	Expires 2025	Expires 2026	Expires 2027	Total
NAA All Cap Value Series	$-	$-	$66,761	$66,761
NAA Large Cap Value Series	-	-	133,337	133,337
NAA Large Core Series	-	-	164,544	164,544
NAA Large Growth Series	-	-	37,872	37,872
NAA Mid Growth Series	-	-	106,713	106,713
NAA Small Cap Value Series	-	-	24,058	24,058
NAA Small Growth Series	-	-	8,390	8,390
NAA SMid-Cap Value Series	-	-	120,369	120,369
NAA World Equity Income Series	-	-	77,837	77,837

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

For the six months ended June 30, 2025 the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/ Reimbursed by Adviser	Recoupment of Previously Waived Fees by Adviser
NAA All Cap Value Series	$140,430	$-
NAA Large Cap Value Series	282,117	-
NAA Large Core Series	364,459	-
NAA Large Growth Series	94,910	-
NAA Mid Growth Series	191,737	-
NAA Small Cap Value Series	51,903	-
NAA Small Growth Series	77,211	-
NAA SMid-Cap Value Series	199,688	-
NAA World Equity Income Series	139,342	-

b. Distributor – The Funds’ Distributor is Ultimus Fund Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will compensate the Distributor for distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under the Plan, the Distributor receives from a Fund a fee at the annual rate of 0.25% of that Fund’s average daily net assets (without regard to expenses incurred). The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

The following table reflects the Funds’ incurred distribution fees for the six months ended June 30, 2025.

Fund	Distribution Fees
NAA All Cap Value Series	$106,371
NAA Large Cap Value Series	237,882
NAA Large Core Series	301,490
NAA Large Growth Series	68,792
NAA Mid Growth Series	197,507
NAA Small Cap Value Series	59,994
NAA Small Growth Series	30,741
NAA SMid-Cap Value Series	167,180
NAA World Equity Income Series	135,815

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

For the six months ended June 30, 2025, the Funds paid UFS the following:

Fund	Administration and Fund Accounting Fees	Transfer Agent Fees
NAA All Cap Value Series	$34,446	$20,596
NAA Large Cap Value Series	63,271	24,038
NAA Large Core Series	76,155	31,064
NAA Large Growth Series	24,175	17,141
NAA Mid Growth Series	51,772	27,095
NAA Small Cap Value Series	23,804	18,230
NAA Small Growth Series	16,754	15,430
NAA SMid-Cap Value Series	48,790	12,776
NAA World Equity Income Series	40,043	21,940

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Compliance Services

Under the terms of a Compliance Consulting Agreement with the Trust, CCO Technology, LLC (d/b/a Joot) provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s chief compliance officer and to administer the Trust’s compliance policies and procedures. Joot is a subsidiary of FinTech Law.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2025, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
NAA All Cap Value Series	$60,683,055	$67,529,858
NAA Large Cap Value Series	97,118,077	111,601,032
NAA Large Core Series	125,031,693	140,839,453
NAA Large Growth Series	16,253,173	21,418,779
NAA Mid Growth Series	97,110,543	88,105,132
NAA Small Cap Value Series	33,250,843	34,989,421
NAA Small Growth Series	9,587,600	10,926,805
NAA SMid-Cap Value Series	82,721,259	91,762,773
NAA World Equity Income Series	99,343,378	106,545,410

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund were as follows:

Fund	Insurance Company	Percentage of Interest
NAA All Cap Value Series	SBL Variflex Life Insurance Co.	97.6%
NAA Large Cap Value Series	SBL Variflex Life Insurance Co.	99.5%
NAA Large Core Series	SBL Variflex Life Insurance Co.	99.6%
NAA Large Growth Series	SBL Variflex Life Insurance Co.	95.4%
NAA Mid Growth Series	SBL Variflex Life Insurance Co.	97.4%
NAA Small Cap Value Series	SBL Variflex Life Insurance Co.	86.3%
NAA Small Growth Series	SBL Variflex Life Insurance Co.	93.8%
NAA SMid-Cap Value Series	SBL Variflex Life Insurance Co.	96.9%
NAA World Equity Income Series	SBL Variflex Life Insurance Co.	98.5%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Cost for Federal Tax purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NAA All Cap Value Series	$82,110,541	$7,261,845	$(4,240,757)	$3,021,088
NAA Large Cap Value Series	179,886,818	20,063,131	(9,116,592)	10,946,539
NAA Large Core Series	232,444,454	25,402,522	(7,960,791)	17,441,731
NAA Large Growth Series	51,026,091	7,483,818	(751,138)	6,732,680
NAA Mid Growth Series	170,365,353	10,600,303	(11,482,966)	(882,663)
NAA Small Cap Value Series	50,572,124	1,685,308	(5,453,300)	(3,767,992)
NAA Small Growth Series	24,383,177	2,549,231	(1,706,958)	842,273
NAA SMid-Cap Value Series	129,796,604	10,348,318	(7,378,353)	2,969,965
NAA World Equity Income Series	104,479,065	8,374,204	(1,345,630)	7,028,574

The tax character of fund distributions paid for the years ended December 31, 2024, and December 31, 2023, was as follows:

For fiscal year ended December 31, 2024	Ordinary Income	Long-Term Capital Gains	Return of Capital
NAA All Cap Value Series	$1,508,071	$4,779,447	$-
NAA Large Cap Value Series	3,905,732	14,002,271	-
NAA Large Core Series	7,520,187	-	-
NAA Large Growth Series	1,441,067	-	-
NAA Mid Growth Series	5,214,553	-	-
NAA Small Cap Value Series	1,029,358	2,225,631	-
NAA Small Growth Series	788,282	-	-
NAA SMid-Cap Value Series	2,054,192	4,187,924	-
NAA World Equity Income Series	3,114,326	-	-

For fiscal year ended December 31, 2023	Ordinary Income	Long-Term Capital Gains	Return of Capital
NAA All Cap Value Series	$1,921,683	$7,227,915	$-
NAA Large Cap Value Series	4,391,033	18,842,374	-
NAA Large Core Series	3,382,567	-	-
NAA Large Growth Series	586,749	-	-
NAA Mid Growth Series	2,254,596	-	-
NAA Small Cap Value Series	983,221	3,714,694	-
NAA Small Growth Series	356,250	-	-
NAA SMid-Cap Value Series	2,722,940	10,931,977	-
NAA World Equity Income Series	2,923,384	-	-

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
NAA All Cap Value Series	$2,450,805	$17,286,567	$-	$4,761,729	$24,499,101
NAA Large Cap Value Series	5,751,122	33,207,068	-	19,238,032	58,196,222
NAA Large Core Series	51,961,402	2,015,082	-	11,583,341	65,559,825
NAA Large Growth Series	13,011,826	153,619	-	2,877,278	16,042,723
NAA Mid Growth Series	9,004,485	2,868,111	-	(2,454,313)	9,418,283
NAA Small Cap Value Series	498,318	9,427,003	-	592,441	10,517,762
NAA Small Growth Series	657,541	-	(2,513,782)	(135,848)	(1,992,089)
NAA SMid-Cap Value Series	2,586,415	30,752,490	-	2,906,277	36,245,182
NAA World Equity Income Series	6,753,141	13,498,971	-	877,357	21,129,469

New Age Alpha Variable Funds	Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The difference between book basis and tax basis accumulated net realized gains/ losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2024, the below Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
NAA Large Core Series	$-	$-	$-	$10,102,719
NAA Large Growth Series	-	-	-	3,580,386
NAA Mid Growth Series	-	-	-	38,228,933
NAA Small Growth Series	-	2,513,782	2,513,782	5,480,482
NAA World Equity Income Series	-	-	-	728,669

During the fiscal year ended December 31, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to adjustments for tax return updates and the use of tax equalization credits, resulted in reclassifications as follows:

	Paid In Capital	Distributable Earnings/ (Losses)
NAA All Cap Value Series	$1,886,705	$(1,886,705)
NAA Large Cap Value Series	3,888,550	(3,888,550)
NAA Large Core Series	3,253,364	(3,253,364)
NAA Large Growth Series	1,042,724	(1,042,724)
NAA Mid Growth Series	254,840	(254,840)
NAA Small Cap Value Series	1,784,035	(1,784,035)
NAA Small Growth Series	-	-
NAA SMid-Cap Value Series	4,191,045	(4,191,045)
NAA World Equity Income Series	1,498,109	(1,498,109)

8.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

New Age Alpha Variable Funds	Additional Information (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Age Alpha Variable Funds Trust

By	(Signature and Title)

/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)

/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	9/2/2025